UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Brooke A. Fapohunda, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201- 6984

Date of fiscal year end: 12/31

Date of reporting period: 12/31/2017

Item 1:	Report(s) to Shareholders.

LORD ABBETT
ANNUAL REPORT

Lord Abbett
Bond Debenture Fund

For the fiscal year ended December 31, 2017

Table of Contents

1	A Letter to Shareholders

3	Investment Comparison

4	Information About Your Fund’s Expenses and Holdings Presented by Sector

7	Schedule of Investments

47	Statement of Assets and Liabilities

49	Statement of Operations

50	Statements of Changes in Net Assets

52	Financial Highlights

56	Notes to Financial Statements

72	Report of Independent Registered Public Accounting Firm

73	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Annual Report

For the fiscal year ended December 31, 2017

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Daria L. Foster, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this overview of the performance of Lord Abbett Bond Debenture Fund for the fiscal year ended December 31, 2017. On this page and the following pages, we discuss the major factors that influenced fiscal year performance. For detailed and more timely information about the Fund, please visit our website at www.lordabbett.com, where you also can access quarterly commentaries that provide updates on the Fund’s performance and other portfolio related updates.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Daria L. Foster

Director, President and Chief Executive Officer

For the fiscal year ended December 31, 2017, the Fund returned 9.21%, reflecting performance at the net asset value (NAV) of Class A shares, with all distributions reinvested, compared to its benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index1 which returned 3.54% over the same period.

During the 12-month period the leveraged credit sectors of the U.S. fixed income market, including high yield bonds and loans, experienced positive returns, outperforming traditional government related and investment grade securities. Despite some episodes of heightened volatility during the year, high yield credit spreads compressed during the period, leading to strong returns for high yield bonds. Returns within the high yield market were driven primarily by the lower rated issues, as CCC rated bonds meaningfully outperformed higher rated issues over the 12-month period.

As it has in the past, the Fund maintained a significant allocation to high yield bonds, as we remained positive on the high yield market from a fundamental perspective. The Fund’s exposure to high yield bonds contributed to relative performance, as the high yield market significantly outperformed investment grade bonds, as represented by the Fund’s benchmark the Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund maintained an allocation to equities throughout the period, which also contributed to relative performance, as the asset class outperformed fixed income segments of the market, including the

Bloomberg Barclays U.S. Aggregate Bond Index.

The Fund’s modest allocation to government-related and securitized products detracted from performance, as these securities lagged risk assets during the period.

The Fund’s portfolio is actively managed and, therefore, its holdings and the weightings of a particular issuer or particular sector as a percentage of portfolio assets are subject to change. Sectors may include many industries.

1   The Bloomberg Barclays U.S. Aggregate Bond Index is an index of U.S dollar-denominated, investment-grade U.S. government and corporate securities, and mortgage pass-through securities, and asset-backed securities. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and an investor cannot invest directly in an index.

Unless otherwise specified, indexes reflect total return, with all dividends reinvested. Indexes are unmanaged, do not reflect the deduction of fees or expenses, and are not available for direct investment.

Important Performance and Other Information Performance data quoted in the following pages reflect past performance and are no guarantee of future results. Current performance may be higher or lower than the performance quoted. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. You can obtain performance data current to the most recent month end by calling Lord Abbett at 888-522-2388 or referring to www.lordabbett.com.

Except where noted, comparative Fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers several classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Fund’s prospectus.

The annual commentary above discusses the views of the Fund’s management and various portfolio holdings of the Fund as of December 31, 2017. These views and portfolio holdings may have changed after this date. Information provided in the commentary is not a recommendation to buy or sell securities. Because the Fund’s portfolio is actively managed and may change significantly, the Fund may no longer own the securities described above or may have otherwise changed its positions in the securities. For more recent information about the Fund’s portfolio holdings, please visit www.lordabbett.com.

A Note about Risk: See Notes to Financial Statements for a discussion of investment risks. For a more detailed discussion of the risks associated with the Fund, please see the Fund’s prospectus.

Mutual funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, banks, and are subject to investment risks including possible loss of principal amount invested.

Investment Comparison

Below is a comparison of a $10,000 investment in Class A shares with the same investment in the Bloomberg Barclays U.S. Aggregate Bond Index and the ICE BofA Merrill Lynch U.S. High Yield Constrained Index, assuming reinvestment of all dividends and distributions. The performance of other classes will be greater than or less than the performance shown in the graph below due to different sales loads and expenses applicable to such classes. The graph and performance table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is no guarantee of future results.

Average Annual Total Returns at Maximum Applicable Sales Charge for the Periods Ended December 31, 2017
	1 Year	5 Years	10 Years	Life of Class
Class A3	6.79%	5.82%	6.65%	–
Class B4	3.32%	5.18%	6.32%	–
Class C5	7.52%	5.64%	6.20%	–
Class F6	9.32%	6.45%	7.09%	–
Class F3[7]	–	–	–	6.55%	*
Class I6	9.44%	6.57%	7.19%	–
Class P6	9.18%	6.31%	6.85%	–
Class R2[6]	8.78%	5.93%	6.56%	–
Class R3[6]	8.90%	6.05%	6.68%	–
Class R4[8]	9.16%	–	–	6.45%
Class R5[8]	9.46%	–	–	6.73%
Class R6[8]	9.54%	–	–	6.81%
Class T9	–	–	–	0.29%	*

1   Reflects the deduction of the maximum initial sales charge of 2.25%.

2   Performance of each unmanaged index does not reflect any fees or expenses. The performance of each index is not necessarily representative of the Fund’s performance.

3   Total return, which is the percentage change in net asset value, after deduction of the maximum initial sales charge of 2.25% applicable to Class A shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2017 is calculated using the SEC-required uniform method to compute such return.

4   Performance reflects the deduction of a CDSC of 5% for 1 year, 2% for 5 years, and 0% for 10 years. Class B shares automatically convert to Class A shares after approximately 8 years. (There is no initial sales charge for automatic conversions.) All returns for periods greater than 8 years reflect this conversion.

5   The 1% CDSC for Class C shares normally applies before the first anniversary of the purchase date. Performance for other periods is at net asset value.

6   Performance is at net asset value.

7   Commenced operations and performance for the Class began on April 4, 2017. Performance is at net asset value.

8   Commenced operations and performance for the Class began on June 30, 2015. Performance is at net asset value.

9   Total return, which is the percent change in value, after deduction of the maximum initial sales charge of 2.50% applicable to Class T shares, with all dividends and distributions reinvested for the periods shown ended December 31, 2017, is calculated using the SEC required uniform method to compute such return. Class T shares commenced operations and performance for the Class began on July 28, 2017. Performance is at net asset value.

*   Since Class F3 and T shares have existed for less than one year, average annual total returns are not provided.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (July 1, 2017 through December 31, 2017).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 7/1/17 – 12/31/17” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

4	See Notes to Financial Statements.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	7/1/17	12/31/17	7/1/17 – 12/31/17
Class A
Actual	$1,000.00	$1,042.00	$4.17
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.12	$4.13
Class B
Actual	$1,000.00	$1,037.70	$8.32
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.04	$8.24
Class C
Actual	$1,000.00	$1,038.70	$7.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.95	$7.32
Class F
Actual	$1,000.00	$1,042.50	$3.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.63	$3.62
Class F3
Actual	$1,000.00	$1,043.50	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,010.70	$2.69
Class I
Actual	$1,000.00	$1,044.40	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$3.11
Class P
Actual	$1,000.00	$1,042.50	$4.48
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.82	$4.43
Class R2
Actual	$1,000.00	$1,039.90	$6.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.11	$6.16
Class R3
Actual	$1,000.00	$1,041.70	$5.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.61	$5.65
Class R4
Actual	$1,000.00	$1,041.70	$4.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$4.38
Class R5
Actual	$1,000.00	$1,043.10	$3.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.13	$3.11
Class R6
Actual	$1,000.00	$1,043.60	$2.73
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.53	$2.70
Class T
Actual	$1,000.00	$1,028.50	$3.12
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.97	$3.11

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.81% for Class A, 1.62% for Class B, 1.44% for Class C, 0.71% for Class F, 0.53% for Class F3, 0.61% for Class I, 0.87% for Class P, 1.21% for Class R2, 1.11% for Class R3, 0.86% for Class R4, 0.61% for Class R5, 0.53% for Class R6 and 0.73% for Class T) multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period for Classes A, B, C, F, F3, I, P, R2, R3, R4, R5 and R6) and multiplied by 154/365 (to reflect the period from July 28, 2017, commencement of operations, to December 31, 2017, for Class T).

See Notes to Financial Statements.	5

Portfolio Holdings Presented by Sector

December 31, 2017

Sector*	%**
Asset Backed	1.21%
Automotive	1.75%
Banking	8.42%
Basic Industry	9.82%
Capital Goods	3.46%
Commercial Mortgage Backed	0.36%
Consumer Goods	3.25%
Energy	11.74%
Financial Services	3.99%
Foreign Government	3.60%
Healthcare	6.49%
Insurance	2.18%
Leisure	4.13%
Media	3.36%
Municipal	3.78%
Real Estate	1.38%
Retail	5.45%
Services	3.03%
Technology	6.90%
Telecommunications	2.97%
Transportation	2.97%
U.S. Government	2.21%
Utility	4.25%
Repurchase Agreement	3.30%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments

December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 97.10%

ASSET-BACKED SECURITIES 1.61%

Automobiles 0.09%
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	$8,695	$8,561,986
Westlake Automobile Receivables Trust 2016-3A B†	2.07%		12/15/2021	2,457	2,449,728
Total					11,011,714

Other 1.52%
ALM XIX Ltd. 2016-19A C†	5.709% (3 Mo. LIBOR + 4.35%	)#	7/15/2028	4,038	4,152,951
ALM XVIII Ltd. 2016-18A C†	5.709% (3 Mo. LIBOR + 4.35%	)#	7/15/2027	4,500	4,638,175
AMMC CLO XII Ltd. 2013-12A DR†	4.11% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859	3,884,910
Anchorage Capital CLO 8 Ltd. 2016-8A D†	5.578% (3 Mo. LIBOR + 4.20%	)#	7/28/2028	1,750	1,776,918
Anchorage Capital CLO 9 Ltd. 2016-9A D†	5.359% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	9,600	9,826,530
Apex Credit CLO Ltd. 2015-2A B1†	3.753% (3 Mo. LIBOR + 2.40%	)#	10/19/2026	13,500	13,514,088
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,689,095
BlueMountain CLO Ltd. 2016-1A D†	6.163% (3 Mo. LIBOR + 4.80%	)#	4/20/2027	4,200	4,274,610
Conn Funding II LP 2017-B C	5.95%		11/15/2022	23,832	24,081,974	(a)
Engs Commercial Finance Trust 2016-1A A2†	2.63%		2/22/2022	7,397	7,359,498
Guggenheim 5180-2 CLO LP 2015-1A A2B†	4.012% (3 Mo. LIBOR + 2.55%	)#	11/25/2027	22,500	22,571,811
Jamestown CLO VII Ltd. 2015-7A BR†	3.017% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	12,548	12,558,504
KKR Financial CLO Ltd. 2013-2A C†	5.113% (3 Mo. LIBOR + 3.75%	)#	1/23/2026	3,500	3,508,993
Marble Point CLO XI Ltd. 2017-2A A†	2.793% (3 Mo. LIBOR + 1.18%	)#	12/18/2030	17,875	17,900,919
Regatta III Funding Ltd. 2014-1A CR†	4.659% (3 Mo. LIBOR + 3.30%	)#	4/15/2026	4,600	4,633,709
Regatta IV Funding Ltd. 2014-1A DR†	4.667% (3 Mo. LIBOR + 3.30%	)#	7/25/2026	12,250	12,257,170
Sound Point CLO XI Ltd. 2016-1A D†	6.013% (3 Mo. LIBOR + 4.65%	)#	7/20/2028	13,000	13,294,059
Voya CLO Ltd. 2016-2A C†	5.607% (3 Mo. LIBOR + 4.25%	)#	7/19/2028	5,250	5,324,636
Voya CLO Ltd. 2017-4A A1†	2.514% (3 Mo. LIBOR + 1.13%	)#	10/15/2030	9,633	9,661,384
West CLO Ltd. 2014-2A BR†	3.47% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	4,541	4,546,358
Westcott Park CLO Ltd. 2016-1A D†	5.713% (3 Mo. LIBOR + 4.35%	)#	7/20/2028	7,650	7,749,926
Total					191,206,218
Total Asset-Backed Securities (cost $199,055,518)					202,217,932

See Notes to Financial Statements.	7

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
COMMON STOCKS 14.48%

Aerospace/Defense 0.29%
Huntington Ingalls Industries, Inc.		79	$18,733,907
Mercury Systems, Inc.*		357	18,316,083
Total			37,049,990

Air Transportation 0.20%
Allegiant Travel Co.		78	12,031,812
Wizz Air Holdings plc†*(b)	GBP	269	13,324,774
Total			25,356,586

Auto Loans 0.15%
Credit Acceptance Corp.*		57	18,434,478

Auto Parts & Equipment 0.09%
Chassix Holdings, Inc.		607	11,078,790

Automakers 0.10%
Oshkosh Corp.		140	12,746,959

Banking 0.71%
BOK Financial Corp.		72	6,665,504
Cullen/Frost Bankers, Inc.		129	12,255,755
LegacyTexas Financial Group, Inc.		300	12,642,191
Northern Trust Corp.		124	12,429,013
Sberbank of Russia PJSC ADR		1,228	20,691,841
SVB Financial Group*		105	24,464,031
Total			89,148,335

Beverages 0.78%
Brown-Forman Corp. Class B		379	26,009,449
Constellation Brands, Inc. Class A		59	13,405,630
Monster Beverage Corp.*		197	12,469,776
Remy Cointreau SA(b)	EUR	196	27,176,873
Treasury Wine Estates Ltd.(b)	AUD	1,518	18,835,549
Total			97,897,277

Brokerage 0.10%
Cboe Global Markets, Inc.		102	12,658,344

8	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
Building Materials 0.21%
Owens Corning		285	$26,203,452

Chemicals 0.55%
Potash Corp. of Saskatchewan, Inc. (Canada)(c)		1,272	26,271,694
Venator Materials plc (United Kingdom)*(c)		559	12,372,844
Versum Materials, Inc.		320	12,123,090
Westlake Chemical Corp.		178	18,939,756
Total			69,707,384

Discount Stores 0.40%
Amazon.com, Inc.*		11	12,453,686
Dollar Tree, Inc.*		117	12,522,111
Wal-Mart Stores, Inc.		253	24,981,874
Total			49,957,671

Diversified Capital Goods 0.10%
Rockwell Automation, Inc.		65	12,758,823

Electric: Integrated 0.67%
El Paso Electric Co.		312	17,250,381
IDACORP, Inc.		188	17,215,148
NextEra Energy, Inc.		115	18,008,238
Pampa Energia SA ADR*		284	19,084,847
Public Service Enterprise Group, Inc.		240	12,339,400
Total			83,898,014

Electronics 0.48%
Keyence Corp.(b)	JPY	20	11,382,111
Littelfuse, Inc.		62	12,209,450
Nintendo Co., Ltd.(b)	JPY	33	11,941,882
Rogers Corp.*		80	12,979,345
Trimble, Inc.*		304	12,346,310
Total			60,859,098

Energy: Exploration & Production 1.03%
Carrizo Oil & Gas, Inc.*		602	12,816,518
Chaparral Energy, Inc.		109	2,576,619
Chaparral Energy, Inc. Class A*		552	13,081,642
Concho Resources, Inc.*		85	12,786,877

See Notes to Financial Statements.	9

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
Energy: Exploration & Production (continued)
Continental Resources, Inc.*		780	$41,316,282
Extraction Oil & Gas, Inc.*		599	8,577,428
Jagged Peak Energy, Inc.*		691	10,904,880
Peabody Energy Corp.		4	93,670
SM Energy Co.		594	13,119,936
Templar Energy LLC Class A Units		417	917,009
WildHorse Resource Development Corp.*		712	13,099,341
Total			129,290,202

Food: Wholesale 0.30%
Costco Wholesale Corp.		67	12,544,488
Hormel Foods Corp.		338	12,303,459
TreeHouse Foods, Inc.*		265	13,127,327
Total			37,975,274

Forestry/Paper 0.09%
Potlatch Corp.		238	11,895,711

Gaming 0.84%
Aristocrat Leisure Ltd.(b)	AUD	717	13,205,830
Caesars Entertainment Corp.*		953	12,049,985
Penn National Gaming, Inc.*		790	24,764,987
Scientific Games Corp. Class A*		466	23,906,723
VICI Properties, Inc.*		318	6,513,035
Wynn Resorts Ltd.		153	25,748,919
Total			106,189,479

Gas Distribution 0.00%
Dommo Energia SA ADR*		315	98,663

Hotels 0.10%
Hilton Grand Vacations, Inc.*		300	12,601,780

Investments & Miscellaneous Financial Services 0.70%
Ameriprise Financial, Inc.		147	24,917,682
BlackRock, Inc.		25	12,821,688
Federated Investors, Inc. Class B		359	12,949,581
SEI Investments Co.		174	12,523,905
T. Rowe Price Group, Inc.		240	25,131,574
Total			88,344,430

10	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
Machinery 0.61%
Deere & Co.		166	$25,925,255
DMG Mori Co., Ltd.(b)	JPY	569	11,703,984
Gardner Denver Holdings, Inc.*		391	13,275,248
Komatsu Ltd.(b)	JPY	373	13,489,148
Terex Corp.		270	13,029,189
Total			77,422,824

Media: Content 0.12%
ION Media Networks, Inc.		4	2,080,250	(d)
Netflix, Inc.*		65	12,534,988
Total			14,615,238

Medical Products 0.05%
Align Technology, Inc.*		27	6,080,007

Metals/Mining (Excluding Steel) 0.22%
Sumitomo Metal Mining Co. Ltd.(b)	JPY	608	27,837,207

Monoline Insurance 0.20%
FNF Group		331	12,971,214
MGIC Investment Corp.*		848	11,969,301
Total			24,940,515

Non-Electric Utilities 0.15%
Aqua America, Inc.		496	19,460,277

Oil Field Equipment & Services 0.15%
RPC, Inc.		742	18,946,732

Oil Refining & Marketing 0.16%
HollyFrontier Corp.		393	20,154,507

Pharmaceuticals 0.77%
Bio-Rad Laboratories, Inc. Class A*		51	12,172,170
Bluebird Bio, Inc.*		157	27,990,552
Blueprint Medicines Corp.*		414	31,211,445
Juno Therapeutics, Inc.*		285	13,036,949
Loxo Oncology, Inc.*		150	12,615,215
Total			97,026,331

Printing & Publishing 0.10%
S&P Global, Inc.		72	12,167,155

See Notes to Financial Statements.	11

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
Real Estate Development & Management 0.15%
CoStar Group, Inc.*		63	$18,850,683

Real Estate Investment Trusts 0.14%
Goodman Group(b)	AUD	2,700	17,690,434

Restaurants 0.34%
Dunkin’ Brands Group, Inc.		203	13,071,293
McDonald’s Corp.		71	12,289,368
Shake Shack, Inc. Class A*		396	17,097,091
Total			42,457,752

Software/Services 1.06%
2U, Inc.*		201	12,964,897
Black Knight, Inc.*		130	5,725,769
Blackbaud, Inc.		195	18,469,582
FleetCor Technologies, Inc.*		98	18,830,815
InterXion Holding NV (Netherlands)*(c)		108	6,365,854
MSCI, Inc.		97	12,253,501
Rheinmetall AG(b)	EUR	50	6,348,462
Snap, Inc. Class A*		489	7,140,638
Tableau Software, Inc. Class A*		174	12,033,742
Twitter, Inc.*		860	20,645,767
VMware, Inc. Class A*		107	13,415,256
Total			134,194,283

Specialty Retail 1.19%
Canada Goose Holdings, Inc. (Canada)*(c)		449	14,167,284
Children’s Place, Inc. (The)		94	13,626,562
Columbia Sportswear Co.		182	13,096,536
Five Below, Inc.*		187	12,434,270
Kering(b)	EUR	40	18,908,629
Maisons du Monde SA†(b)	EUR	148	6,685,033
Moncler SpA(b)	EUR	609	19,027,267
Ollie’s Bargain Outlet Holdings, Inc.*		259	13,786,425
Polaris Industries, Inc.		98	12,126,222
Skechers U.S.A., Inc. Class A*		347	13,111,560
VF Corp.		179	13,274,564
Total			150,244,352

12	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Shares (000)		Fair Value
Support: Services 0.52%
Ashtead Group plc(b)	GBP	467	$12,525,628
Bright Horizons Family Solutions, Inc.*		132	12,408,000
ManpowerGroup, Inc.		99	12,421,835
TopBuild Corp.*		192	14,576,011
Total System Services, Inc.		165	13,076,978
Total			65,008,452

Technology Hardware & Equipment 0.21%
Marvell Technology Group Ltd.		587	12,601,516
Tokyo Electron Ltd.(b)	JPY	75	13,574,303
Total			26,175,819

Transportation: Infrastructure/Services 0.10%
Landstar System, Inc.		120	12,502,410

Trucking & Delivery 0.35%
Knight-Swift Transportation Holdings, Inc.		286	12,521,408
Old Dominion Freight Line, Inc.		241	31,700,787
Total			44,222,195
Total Common Stocks (cost $1,627,993,384)			1,824,147,913

	Interest Rate	Maturity Date	Principal Amount (000)

CONVERTIBLE BONDS 0.29%

Automakers 0.10%
Tesla, Inc.	1.25%	3/1/2021		$11,599	12,570,416

Energy: Exploration & Production 0.00%
Dommo Energia SA(b)	1.00%	12/31/2099	BRL	201	76,373	(d)
Dommo Energia SA(b)	1.00%	12/31/2099	BRL	254	96,388	(d)
Total					172,761

Investments & Miscellaneous Financial Services 0.10%
Square, Inc.†	0.375%	3/1/2022		$7,519	12,298,265

Software/Services 0.09%
RealPage, Inc.†	1.50%	11/15/2022		9,696	12,047,280
Total Convertible Bonds (cost $39,355,666)					37,088,722

See Notes to Financial Statements.	13

Schedule of Investments (continued)

December 31, 2017

	Dividend	Shares	Fair
Investments	Rate	(000)	Value
CONVERTIBLE PREFERRED STOCKS 0.24%

Personal & Household Products 0.19%
Stanley Black & Decker, Inc.	5.375%	202	$24,779,542

Software/Services 0.05%
Mandatory Exchangeable Trust†	5.75%	31	6,002,458
Total Convertible Preferred Stocks (cost $25,666,120)			30,782,000

	Interest Rate		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 2.99%

Advertising 0.15%
Southern Graphics, Inc. 1st Lien Initial Term Loan	–	(f)	12/8/2022	$15,808	15,908,925
Southern Graphics, Inc. Delayed Draw Term Loan	–	(f)	12/31/2022	2,554	2,570,684
Total					18,479,609

Building Materials 0.11%
Zodiac Pool Solutions LLC 1st Lien Tranche B1 Term Loan	5.693% (3 Mo. LIBOR + 4.00%	)	12/20/2023	13,336	13,427,301

Department Stores 0.10%
Neiman Marcus Group, Inc. Other Term Loan	4.642% (3 Mo. LIBOR + 3.25%	)	10/25/2020	15,238	12,485,712

Electric: Generation 0.43%
EFS Cogen Holdings I LLC Advanced Term Loan B	4.95% (3 Mo. LIBOR + 3.25%	)	6/28/2023	5,204	5,261,143
Lightstone Holdco LLC Refinanced Term Loan B	6.069% (3 Mo. LIBOR + 4.50%	)	1/30/2024	23,164	23,302,555
Lightstone Holdco LLC Refinanced Term Loan C	6.069% (3 Mo. LIBOR + 4.50%	)	1/30/2024	1,469	1,478,125
Sandy Creek Energy Associates, L.P. Term Loan	5.693% (3 Mo. LIBOR + 4.00%	)	11/9/2020	15,636	13,143,636
Viva Alamo LLC Initial Term Loan	5.819% (3 Mo. LIBOR + 4.25%	)	2/20/2021	11,443	11,332,023
Total					54,517,482

14	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Electronics 0.09%
EXC III Holding Corp. 1st Lien Initial Term Loan	5.161% (3 Mo. LIBOR + 3.50%	)	12/1/2025	$11,925	$12,038,645

Energy: Exploration & Production 0.15%
California Resources Corp. Initial Term Loan	–	(f)	12/31/2022	6,119	6,107,527
Chief Exploration & Development LLC 2nd Lien Term Loan	7.959% (3 Mo. LIBOR + 6.50%	)	5/16/2021	12,470	12,293,256
Total					18,400,783

Gaming 0.27%
Cowlitz Tribal Gaming Authority Term Loan B	12.069% (1 Mo. LIBOR + 10.50%	)	12/6/2021	20,951	23,517,273	(g)
Stars Group, Inc. (The) 1st Lien Initial Term Loan B3 (Netherlands)(c)	5.193% (3 Mo. LIBOR + 3.50%	)	8/1/2021	10,834	10,910,280
Total					34,427,553

Health Services 0.08%
Genoa, a QoL Healthcare Company, LLC 1st Lien Amendment No. 1 Term Loan	4.819% (1 Mo. LIBOR + 3.25%	)	10/30/2023	10,684	10,764,175

Investments & Miscellaneous Financial Services 0.07%
VFH Parent LLC Initial Term Loan	5.135% (3 Mo. LIBOR + 3.75%	)	12/30/2021	8,315	8,398,370

Media: Diversified 0.11%
UFC Holdings, LLC 2nd Lien Term Loan	9.052% (1 Mo. LIBOR + 7.50%	)	8/18/2024	13,069	13,324,956

Metals/Mining (Excluding Steel) 0.05%
Oxbow Carbon LLC 2nd Lien Initial Term Loan	10.50% (3 Mo. LIBOR + 7.50%	)	1/4/2024	5,820	5,841,825

Personal & Household Products 0.14%
Britax US Holdings, Inc. Initial Dollar Term Loan	5.193% (3 Mo. LIBOR + 3.50%	)	10/15/2020	20,882	17,784,409

Real Estate Development & Management 0.09%
Capital Automotive L.P. 2nd Lien Initial Tranche B Term Loan	7.57% (1 Mo. LIBOR + 6.00%	)	3/24/2025	11,339	11,678,925

See Notes to Financial Statements.	15

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Recreation & Travel 0.22%
Intrawest Resorts Holdings, Inc. Term Loan B1 Term Loan	4.819% (3 Mo. LIBOR + 3.25%	)	7/31/2024		$20,412	$20,597,035
Kingpin Intermediate Holdings LLC 1st Lien Term Loan	5.73% (3 Mo. LIBOR + 4.25%	)	6/29/2024		6,976	7,059,317	(g)
Total						27,656,352

Software/Services 0.08%
Misys Ltd 2nd Lien Dollar Term Loan	8.729% (3 Mo. LIBOR + 7.25%	)	6/13/2025		10,665	10,723,658

Specialty Retail 0.55%
Bass Pro Group, LLC Term Loan B	–	(f)	9/25/2024		18,641	18,617,978
Container Store, Inc. Term Loan B	8.693% (3 Mo. LIBOR + 7.00%	)	8/18/2021		8,945	8,687,432
Forterra Finance, LLC Replacement Term Loan	–	(f)	10/25/2023		13,755	12,907,514
J.C. Penney Corp., Inc. 2016 Term Loan B	5.729% (3 Mo. LIBOR + 4.25%	)	6/23/2023		13,614	12,766,182
PetSmart, Inc. Tranche B2 Term Loan	4.57% (1 Mo. LIBOR + 3.00%	)	3/11/2022		19,938	16,016,025
Total						68,995,131

Support: Services 0.02%
Pike Corp. 2017 Initial Term Loan	5.07% (3 Mo. LIBOR + 3.50%	)	9/20/2024		2,988	3,035,304

Telecommunications: Satellite 0.05%
Intelsat Jackson Holdings S.A. Tranche Term Loan B5 (Luxembourg)(c)	–	(f)	1/2/2024		6,410	6,488,811

Transportation: Infrastructure/Services 0.23%
Uber Technologies, Inc. Term Loan B	5.552% (3 Mo. LIBOR + 4.00%	)	7/13/2023		28,450	28,667,287

Total Floating Rate Loans (cost $372,486,045)						377,136,288

FOREIGN BONDS(b) 0.43%

France 0.21%
CMA CGM SA†	6.50%		7/15/2022	EUR	14,611	18,440,594
CMA CGM SA†	5.25%		1/15/2025	EUR	6,710	8,046,319
Total						26,486,913

Netherlands 0.22%
Hema Bondco I BV†	6.25% (3 Mo. Euribor + 6.25%	)#	7/15/2022	EUR	22,390	27,488,906
Total Foreign Bonds (cost $50,559,384)						53,975,819

16	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
FOREIGN GOVERNMENT OBLIGATIONS 3.33%

Argentina 0.81%
City of Buenos Aires†(c)	7.50%	6/1/2027		$10,725	$11,963,737
City of Buenos Aires†(c)	8.95%	2/19/2021		10,275	11,430,937
Province of Santa Fe†(c)	6.90%	11/1/2027		11,221	11,907,164
Provincia de Mendoza†(c)	8.375%	5/19/2024		20,675	23,105,553
Provincia of Neuquen†(c)	7.50%	4/27/2025		5,739	6,155,078
Provincia of Neuquen†(c)	8.625%	5/12/2028		6,340	7,129,774
Republic of Argentina(c)	7.50%	4/22/2026		26,992	30,599,481
Total					102,291,724

Australia 0.33%
Australian Government(b)	4.25%	4/21/2026	AUD	26,802	23,516,954
Queensland Treasury Corp.†(b)	4.00%	6/21/2019	AUD	22,400	17,991,204
Total					41,508,158

Bahamas 0.30%
Commonwealth of Bahamas†(c)	5.75%	1/16/2024		$11,825	12,372,498
Commonwealth of Bahamas†(c)	6.00%	11/21/2028		24,125	25,210,625
Total					37,583,123

Bermuda 0.19%
Government of Bermuda†	4.138%	1/3/2023		11,720	12,348,427
Government of Bermuda†	4.854%	2/6/2024		10,997	11,960,667
Total					24,309,094

Canada 0.29%
Province of British Columbia Canada(b)	2.85%	6/18/2025	CAD	44,800	36,631,574

Cayman Islands 0.04%
Cayman Islands Government†	5.95%	11/24/2019		$4,375	4,725,459

Ghana 0.14%
Republic of Ghana†(c)	7.875%	8/7/2023		15,918	17,533,518

Greece 0.14%
Hellenic Republic†(b)	4.375%	8/1/2022	EUR	14,317	17,844,758

Honduras 0.20%
Honduras Government†(c)	6.25%	1/19/2027		$23,150	24,819,115

Jamaica 0.30%
Government of Jamaica(c)	6.75%	4/28/2028		22,327	25,369,054

See Notes to Financial Statements.	17

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Jamaica (continued)
Government of Jamaica(c)	8.00%	3/15/2039		$9,890	$12,159,359
Total					37,528,413

Nigeria 0.10%
Republic of Nigeria†(c)	6.50%	11/28/2027		11,743	12,274,747

Senegal 0.13%
Republic of Senegal†(c)	6.25%	5/23/2033		16,082	17,022,089

Sri Lanka 0.18%
Republic of Sri Lanka†(c)	6.20%	5/11/2027		21,291	22,519,895

United Arab Emirates 0.10%
Abu Dhabi Government International†(c)	3.125%	5/3/2026		12,745	12,605,684

Uruguay 0.08%
Republic of Uruguay†(b)	8.50%	3/15/2028	UYU	304,243	10,626,251
Total Foreign Government Obligations (cost $396,696,148)					419,823,602

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 1.29%
Federal National Mortgage Assoc.(h) (cost $162,611,915)	3.50%	TBA		$157,700	162,017,529

HIGH YIELD CORPORATE BONDS 66.97%

Advertising 0.16%
Clear Channel Worldwide Holdings, Inc.	6.50%	11/15/2022		13,978	14,275,032
Lamar Media Corp.	5.75%	2/1/2026		4,938	5,289,833
Total					19,564,865

Aerospace/Defense 0.75%
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024		11,173	11,368,527
Bombardier, Inc. (Canada)†(c)	8.75%	12/1/2021		10,395	11,486,475
Bombardier, Inc.(Canada)†(c)	7.50%	3/15/2025		42,847	43,382,587
Huntington Ingalls Industries, Inc.†	3.483%	12/1/2027		17,869	17,846,664
Huntington Ingalls Industries, Inc.†	5.00%	11/15/2025		9,197	9,863,783
Total					93,948,036

18	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Air Transportation 0.53%
Air Canada (Canada)†(c)	7.75%		4/15/2021		$10,183	$11,659,535
Air Canada 2015-2 Class A Pass-Through Trust (Canada)†(c)	4.125%		6/15/2029		7,408	7,778,753
American Airlines 2013-2 Class B
Pass-Through Trust†	5.60%		1/15/2022		5,433	5,635,018
Azul Investments LLP†	5.875%		10/26/2024		31,458	31,340,033
Latam Finance Ltd.†	6.875%		4/11/2024		9,415	9,838,675
Total						66,252,014

Auto Parts & Equipment 0.65%
Allison Transmission, Inc.†	5.00%		10/1/2024		11,116	11,491,165
American Axle & Manufacturing, Inc.†	6.25%		4/1/2025		21,550	22,735,250
American Axle & Manufacturing, Inc.†	6.50%		4/1/2027		22,028	23,377,215
Gates Global LLC/Gates Global Co.†	6.00%		7/15/2022		15,102	15,517,305
International Automotive Components Group SA (Luxembourg)†(c)	9.125%		6/1/2018		2,629	2,604,353
TI Group Automotive Systems LLC (United Kingdom)†(c)	8.75%		7/15/2023		5,602	6,036,155
Total						81,761,443

Automakers 0.68%
BMW US Capital LLC†	2.80%		4/11/2026		12,685	12,411,993
General Motors Co.	8.375%		7/15/2049		15,000	1,500	(d)
Tesla, Inc.†	5.30%		8/15/2025		75,942	72,809,393
Total						85,222,886

Banking 7.76%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025		33,876	36,027,126
Ally Financial, Inc.	8.00%		11/1/2031		9,225	12,038,625
American Express Credit Corp.	3.30%		5/3/2027		17,804	18,083,245
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%		7/28/2021		13,090	12,831,573
Associated Banc-Corp.	4.25%		1/15/2025		8,885	9,159,901
Astoria Financial Corp.	3.50%		6/8/2020		13,364	13,422,737
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75% (USD Swap + 5.17%	)#	–	(i)	11,885	13,548,900
Banco de Bogota SA (Colombia)†(c)	4.375%		8/3/2027		8,900	8,900,000
Banco de Bogota SA (Colombia)†(c)	6.25%		5/12/2026		8,300	8,970,640
Banco de Galicia y Buenos Aires SA (Argentina)†(c)	8.25% (5 Yr Treasury Note CMT + 7.16%	)#	7/19/2026		9,525	10,631,805

See Notes to Financial Statements.	19

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Banco do Brasil SA†	6.25% (10 Yr Treasury Note CMT + 4.40%	)#	–	(i)	$19,117	$17,635,432
Banco General SA (Panama)†(c)	4.125%		8/7/2027		22,390	22,416,420
Banco Mercantil del Norte SA (Mexico)†	7.625% (10 Yr Treasury Note CMT + 5.35%	)#	–	(i)	10,877	11,951,104
Banistmo SA (Panama)†(c)	3.65%		9/19/2022		13,979	13,839,210
Bank of America Corp.	4.45%		3/3/2026		22,213	23,744,983
Bank of Montreal (Canada)(c)	3.803% (USSW5 + 1.43%	)#	12/15/2032		23,506	23,268,119
BankUnited, Inc.	4.875%		11/17/2025		25,390	27,030,253
BNP Paribas SA (France)†(c)	6.75% (5 Yr Swap rate + 4.92%	)#	–	(i)	16,899	18,335,415
Citigroup, Inc.	4.45%		9/29/2027		13,296	14,089,140
Citizens Financial Group, Inc.	4.35%		8/1/2025		7,971	8,302,298
Comerica, Inc.	3.80%		7/22/2026		11,098	11,276,367
Commonwealth Bank of Australia (Australia)†(c)	4.50%		12/9/2025		7,979	8,364,447
Compass Bank	3.875%		4/10/2025		20,900	20,994,444
Credit Suisse Group AG (Switzerland)†(c)	7.50% (5 Yr Swap rate + 4.60%	)#	–	(i)	8,994	10,297,680
Fifth Third Bancorp	8.25%		3/1/2038		15,095	23,103,044
First Republic Bank	4.625%		2/13/2047		10,256	11,003,114
Goldman Sachs Group, Inc. (The)	2.481% (3 Mo. LIBOR + 1.11%	)#	4/26/2022		6,189	6,263,952
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	13,757,645
Goldman Sachs Group, Inc. (The)	6.75%		10/1/2037		18,995	25,456,649
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		23,166	24,301,134
HSBC Holdings plc (United Kingdom)(c)	4.25%		8/18/2025		33,076	34,348,242
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		36,601	38,611,540
Intesa Sanpaolo SpA (Italy)†(c)	7.70% (5 Yr Swap rate + 5.46%	)#	–	(i)	28,685	31,194,937
Itau Unibanco Holding SA†	6.125% (BADLAR + 3.98%	)#	–	(i)	12,531	12,538,494
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	12,212,985
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	18,239,571
JPMorgan Chase & Co.	6.75% (3 Mo. LIBOR + 3.78%	)#	–	(i)	15,952	18,085,580
Lloyds Banking Group plc (United Kingdom)(c)	7.50% (5 Yr Swap rate + 4.76%	)#	–	(i)	14,598	16,586,977
Macquarie Bank Ltd. (United Kingdom)†(c)	6.125% (5 Yr Swap rate + 3.70%	)#	–	(i)	17,086	17,790,797
Macquarie Group Ltd. (Australia)†(c)	6.00%		1/14/2020		7,700	8,206,919
Manufacturers & Traders Trust Co.	3.40%		8/17/2027		5,054	5,117,630
Morgan Stanley	3.125%		7/27/2026		18,976	18,732,392

20	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Morgan Stanley	3.625%		1/20/2027		$24,804	$25,407,862
Morgan Stanley	4.00%		7/23/2025		8,326	8,724,177
National Savings Bank (Sri Lanka)†(c)	5.15%		9/10/2019		9,585	9,727,817
People’s United Bank NA	4.00%		7/15/2024		9,400	9,504,948
Popular, Inc.	7.00%		7/1/2019		18,940	19,792,300
Royal Bank of Scotland Group plc (United Kingdom)(c)	5.125%		5/28/2024		5,151	5,469,872
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.00%		12/19/2023		20,576	22,731,021
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.10%		6/10/2023		24,392	26,887,010
Royal Bank of Scotland Group plc (United Kingdom)(c)	6.125%		12/15/2022		4,464	4,897,521
Royal Bank of Scotland Group plc (United Kingdom)(c)	7.50% (5 Yr Swap rate + 5.80%	)#	–	(i)	22,522	23,873,320
Royal Bank of Scotland Group plc (United Kingdom)(c)	8.625% (5 Yr Swap rate + 7.60%	)#	–	(i)	14,174	15,998,902
Standard Chartered plc (United Kingdom)†(c)	7.50% (5 Yr Swap rate + 6.30%	)#	–	(i)	12,700	13,779,500
SVB Financial Group	3.50%		1/29/2025		8,859	8,891,971
Toronto-Dominion Bank (The) (Canada)(c)	3.625% (5 Yr Swap rate + 2.21%	)#	9/15/2031		6,667	6,657,880
Turkiye Garanti Bankasi AS (Turkey)†(c)	5.25%		9/13/2022		12,025	12,292,556
UBS AG	7.625%		8/17/2022		4,894	5,729,406
UBS Group AG (Switzerland)(c)	7.00% (5 Yr Swap rate + 4.87%	)#	–	(i)	8,600	9,761,000
UniCredit SpA (Italy)(c)	6.375% (5 Yr Swap rate + 5.51%	)#	5/2/2023		9,651	9,774,909
Washington Mutual Bank(j)	6.875%		6/15/2011		22,500	2,250	(d)
Wells Fargo & Co.	4.90%		11/17/2045		15,891	18,012,209
Zenith Bank plc (Nigeria)†(c)	7.375%		5/30/2022		8,900	9,284,480
Total						977,912,377

Beverages 0.38%
Bacardi Ltd.†	2.75%		7/15/2026		11,001	10,587,793
Brown-Forman Corp.	4.50%		7/15/2045		15,274	17,316,753
PepsiCo, Inc.	3.60%		3/1/2024		14,292	14,996,504
PepsiCo, Inc.	4.25%		10/22/2044		4,605	5,089,878
Total						47,990,928

See Notes to Financial Statements.	21

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Brokerage 0.20%
E*TRADE Financial Corp.	3.80%	8/24/2027	$11,595	$11,576,996
Freedom Mortgage Corp.†	8.125%	11/15/2024	12,953	13,228,251
Total				24,805,247

Building & Construction 1.46%
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.75%	8/1/2025	10,711	10,751,166
Ashton Woods USA LLC/Ashton Woods Finance Co.†	6.875%	2/15/2021	9,653	9,882,259
Beazer Homes USA, Inc.	6.75%	3/15/2025	9,195	9,735,206
Boral Finance Pty Ltd. (Australia)†(c)	3.75%	5/1/2028	13,397	13,520,311
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. (Canada)†(c)	6.125%	7/1/2022	9,237	9,698,850
ITR Concession Co. LLC†	5.183%	7/15/2035	7,658	8,115,913
Lennar Corp.	4.75%	11/15/2022	15,303	16,125,536
Lennar Corp.	4.75%	5/30/2025	7,075	7,375,688
PulteGroup, Inc.	5.00%	1/15/2027	20,770	21,782,537
PulteGroup, Inc.	6.375%	5/15/2033	25,646	28,851,750
Toll Brothers Finance Corp.	5.625%	1/15/2024	11,550	12,719,438
William Lyon Homes, Inc.	5.875%	1/31/2025	14,899	15,252,851
William Lyon Homes, Inc.	7.00%	8/15/2022	19,481	20,114,133
Total				183,925,638

Building Materials 1.03%
Builders FirstSource, Inc.†	5.625%	9/1/2024	6,979	7,289,217
FBM Finance, Inc.†	8.25%	8/15/2021	8,892	9,492,210
Hillman Group, Inc. (The)†	6.375%	7/15/2022	12,708	12,739,770
James Hardie International Finance DAC (Ireland)†(c)	4.75%	1/15/2025	5,679	5,749,987
Lennox International, Inc.	3.00%	11/15/2023	9,778	9,666,457
Martin Marietta Materials, Inc.	4.25%	7/2/2024	9,986	10,516,244
Masonite International Corp.†	5.625%	3/15/2023	9,897	10,394,819
Owens Corning	4.30%	7/15/2047	17,709	17,493,208
Standard Industries, Inc.†	5.00%	2/15/2027	11,669	11,960,725
Standard Industries, Inc.†	5.375%	11/15/2024	10,902	11,450,371
Standard Industries, Inc.†	6.00%	10/15/2025	16,055	17,218,987
U.S. Concrete, Inc.	6.375%	6/1/2024	5,376	5,792,640
Total				129,764,635

Cable & Satellite Television 1.49%
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2023	6,326	6,468,335
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	17,293	17,076,837
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	19,735	20,549,069

22	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Cable & Satellite Television (continued)
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%		4/1/2024		$15,739	$16,447,255
CSC Holdings LLC†	10.125%		1/15/2023		8,050	9,086,438
CSC Holdings LLC†	10.875%		10/15/2025		37,060	44,101,400
DISH DBS Corp.	7.75%		7/1/2026		38,674	40,801,070
Midcontinent Communications/Midcontinent Finance Corp.†	6.875%		8/15/2023		5,376	5,732,160
UPCB Finance IV Ltd.†	5.375%		1/15/2025		16,988	17,190,157
Ziggo Secured Finance BV (Netherlands)†(c)	5.50%		1/15/2027		10,728	10,741,410
Total						188,194,131

Chemicals 1.25%
Albemarle Corp.	5.45%		12/1/2044		13,345	15,792,665
CF Industries, Inc.†	4.50%		12/1/2026		16,504	17,230,892
Chemours Co. (The)	5.375%		5/15/2027		6,128	6,357,800
Chemours Co. (The)	7.00%		5/15/2025		15,344	16,724,960
GCP Applied Technologies, Inc.†	9.50%		2/1/2023		3,779	4,204,138
Halcyon Agri Corp. Ltd. (Singapore)(c)	4.50% (H15T2Y + 8.31%	)#	–	(i)	7,122	7,084,723
Koppers, Inc.†	6.00%		2/15/2025		9,885	10,502,812
Kraton Polymers LLC/Kraton Polymers Capital Corp.†	10.50%		4/15/2023		9,050	10,271,750
Olin Corp.	5.125%		9/15/2027		18,230	19,232,650
Sociedad Quimica y Minera de Chile SA (Chile)†(c)	4.375%		1/28/2025		9,468	9,870,390
TPC Group, Inc.†	8.75%		12/15/2020		12,040	12,100,200
Tronox Finance LLC†	7.50%		3/15/2022		16,412	17,191,570
Westlake Chemical Corp.	3.60%		8/15/2026		10,828	10,907,206
Total						157,471,756

Consumer/Commercial/Lease Financing 1.00%
Nationstar Mortgage LLC/Nationstar Capital Corp.	6.50%		7/1/2021		9,148	9,302,373
Navient Corp.	5.00%		10/26/2020		8,744	8,886,090
Navient Corp.	6.125%		3/25/2024		32,497	33,065,697
Navient Corp.	6.75%		6/25/2025		34,833	35,877,990
Quicken Loans, Inc.†	5.25%		1/15/2028		37,274	36,890,078
TMX Finance LLC/TitleMax Finance Corp.†	8.50%		9/15/2018		1,898	1,746,160
Total						125,768,388

Department Stores 0.34%
Kohl’s Corp.	5.55%		7/17/2045		23,527	23,044,829
Macy’s Retail Holdings, Inc.	4.375%		9/1/2023		19,651	19,843,382
Total						42,888,211

See Notes to Financial Statements.	23

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Discount Stores 0.83%
Amazon.com, Inc.†	4.25%		8/22/2057	$20,632	$22,594,323
Amazon.com, Inc.	4.80%		12/5/2034	48,234	56,743,345
Amazon.com, Inc.	5.20%		12/3/2025	21,827	25,090,513
Total					104,428,181

Diversified Capital Goods 0.84%
BCD Acquisition, Inc.†	9.625%		9/15/2023	15,913	17,544,082
Griffon Corp.	5.25%		3/1/2022	11,628	11,802,420
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%		5/27/2025	12,036	12,245,154
SPX FLOW, Inc.†	5.625%		8/15/2024	8,609	9,104,017
SPX FLOW, Inc.†	5.875%		8/15/2026	14,947	15,918,555
Valmont Industries, Inc.	5.00%		10/1/2044	14,610	15,337,674
Valmont Industries, Inc.	5.25%		10/1/2054	23,209	24,090,863
Total					106,042,765

Electric: Distribution/Transportation 0.18%
Oklahoma Gas & Electric Co.	4.15%		4/1/2047	8,896	9,694,703
Pennsylvania Electric Co.†	3.25%		3/15/2028	13,385	13,194,435
Total					22,889,138

Electric: Generation 1.05%
Acwa Power Management & Investments One Ltd. (United Arab Emirates)†(c)	5.95%		12/15/2039	13,014	13,377,611
Calpine Corp.	5.75%		1/15/2025	21,964	20,948,165
Dynegy, Inc.	7.625%		11/1/2024	5,693	6,134,208
Dynegy, Inc.†	8.125%		1/30/2026	14,990	16,432,787
Infraestructura Energetica Nova SAB de CV (Mexico)†(c)	4.875%		1/14/2048	8,080	7,787,100
Minejesa Capital BV (Netherlands)†(c)	4.625%		8/10/2030	21,705	22,237,966
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%		12/15/2025	16,027	17,670,090
Talen Energy Supply LLC	4.60%		12/15/2021	13,390	12,318,800
TerraForm Power Operating LLC†	5.00%		1/31/2028	15,638	15,501,168
Total					132,407,895

Electric: Integrated 1.69%
Aegea Finance Sarl (Brazil)†(c)	5.75%		10/10/2024	11,556	11,787,120
Arizona Public Service Co.	2.95%		9/15/2027	13,385	13,195,453
Duke Energy Florida LLC	2.10%		12/15/2019	11,760	11,751,534
El Paso Electric Co.	5.00%		12/1/2044	16,498	18,260,112
Emera, Inc. (Canada)(c)	6.75% (3 Mo. LIBOR + 5.44%	)#	6/15/2076	9,025	10,198,250

24	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Integrated (continued)
Enel Finance International NV (Netherlands)†(c)	3.625%	5/25/2027	$21,751	$21,647,200
Entergy Arkansas, Inc.	4.95%	12/15/2044	16,883	17,690,889
Entergy Mississippi, Inc.	2.85%	6/1/2028	13,321	12,910,750
Indianapolis Power & Light Co.†	4.05%	5/1/2046	20,428	21,317,172
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	16,759,494
Monongahela Power Co.†	3.55%	5/15/2027	8,903	9,091,943
NRG Energy, Inc.†	5.75%	1/15/2028	11,170	11,309,625
Puget Sound Energy, Inc.	7.02%	12/1/2027	2,920	3,772,161
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	10,604	10,506,333
Southern California Edison Co.	3.90%	3/15/2043	8,688	9,153,992
Southern California Edison Co.	4.00%	4/1/2047	13,066	14,056,902
Total				213,408,930

Electronics 1.28%
Applied Materials, Inc.	4.35%	4/1/2047	21,973	24,688,775
Corning, Inc.	4.375%	11/15/2057	26,803	26,704,456
Nokia OYJ (Finland)(c)	4.375%	6/12/2027	8,911	8,830,801
NVIDIA Corp.	3.20%	9/16/2026	29,939	30,076,473
Qorvo, Inc.	7.00%	12/1/2025	25,391	28,469,659
Trimble, Inc.	4.75%	12/1/2024	27,261	29,456,797
Xilinx, Inc.	2.95%	6/1/2024	12,846	12,774,065
Total				161,001,026

Energy: Exploration & Production 5.30%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp.	7.875%	12/15/2024	15,686	17,274,207
Anadarko Petroleum Corp.	6.60%	3/15/2046	17,941	23,141,666
Bill Barrett Corp.	7.00%	10/15/2022	9,822	10,055,273
Bill Barrett Corp.	8.75%	6/15/2025	6,033	6,696,630
California Resources Corp.†	8.00%	12/15/2022	15,862	13,145,633
Carrizo Oil & Gas, Inc.	6.25%	4/15/2023	16,479	17,179,357
Centennial Resource Production LLC†	5.375%	1/15/2026	12,032	12,287,680
CNX Resources Corp.	8.00%	4/1/2023	9,831	10,563,410
CNX Resources Corp.	5.875%	4/15/2022	9,743	9,998,754
Concho Resources, Inc.	4.875%	10/1/2047	26,769	29,366,530
Continental Resources, Inc.	3.80%	6/1/2024	45,004	44,666,470
Continental Resources, Inc.	4.50%	4/15/2023	56,807	58,085,157
Eclipse Resources Corp.	8.875%	7/15/2023	16,039	16,540,219
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	8,940	9,118,800
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	11/29/2024	11,547	11,980,013

See Notes to Financial Statements.	25

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Energy: Exploration & Production (continued)
EP Energy LLC/Everest Acquisition Finance, Inc.†	8.00%	2/15/2025	$4,603	$3,383,205
Gulfport Energy Corp.	6.00%	10/15/2024	2,973	2,987,865
Gulfport Energy Corp.	6.375%	5/15/2025	3,769	3,801,979
Gulfport Energy Corp.†	6.375%	1/15/2026	6,698	6,764,980
Halcon Resources Corp.†	6.75%	2/15/2025	10,716	11,198,220
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	27,337	27,200,315
Jonah Energy LLC/Jonah Energy Finance Corp.†	7.25%	10/15/2025	18,840	19,004,850
Kosmos Energy Ltd.†	7.875%	8/1/2021	11,250	11,559,375
MEG Energy Corp. (Canada)†(c)	6.375%	1/30/2023	15,484	13,238,820
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	13,458	13,340,242
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	34,959	29,671,451
Murphy Oil Corp.	6.875%	8/15/2024	5,221	5,586,470
Newfield Exploration Co.	5.625%	7/1/2024	32,379	34,969,320
Oasis Petroleum, Inc.	6.875%	3/15/2022	12,375	12,730,781
OGX Austria GmbH (Brazil)†(c)(j)(k)	8.50%	6/1/2018	20,000	400
PT Saka Energi Indonesia (Indonesia)†(c)	4.45%	5/5/2024	8,582	8,729,190
Range Resources Corp.	4.875%	5/15/2025	23,114	22,420,580
Range Resources Corp.	5.875%	7/1/2022	9,578	9,817,450
Sanchez Energy Corp.	6.125%	1/15/2023	26,920	22,949,300
SM Energy Co.	6.50%	1/1/2023	18,404	18,864,100
Southwestern Energy Co.	7.75%	10/1/2027	17,240	18,425,250
SRC Energy, Inc.†	6.25%	12/1/2025	15,135	15,551,212
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,958,810
Ultra Resources, Inc.†	7.125%	4/15/2025	9,737	9,749,171
WPX Energy, Inc.	6.00%	1/15/2022	11,232	11,793,600
YPF SA (Argentina)†(c)	6.95%	7/21/2027	13,329	14,182,056
YPF SA (Argentina)†(c)	7.00%	12/15/2047	12,497	12,415,770
Total				667,394,561

Food & Drug Retailers 0.14%
Ingles Markets, Inc.	5.75%	6/15/2023	12,209	12,422,657
SMU SA (Chile)†(c)	7.75%	2/8/2020	4,969	5,094,418
Total				17,517,075

Food: Wholesale 0.95%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023	8,526	9,069,533
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025	12,205	12,983,069
Cosan Luxembourg SA (Luxembourg)†(c)	7.00%	1/20/2027	15,023	16,224,840
Kernel Holding SA (Ukraine)†(c)	8.75%	1/31/2022	10,975	12,115,259
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024	11,984	12,403,440

26	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Food: Wholesale (continued)
McCormick & Co., Inc.	4.20%	8/15/2047	$6,065	$6,411,084
MHP SE (Ukraine)†(c)	7.75%	5/10/2024	13,570	14,742,448
Pilgrim’s Pride Corp.†	5.875%	9/30/2027	11,759	12,141,167
Post Holdings, Inc.†	5.75%	3/1/2027	11,711	11,945,220
Simmons Foods, Inc.†	5.75%	11/1/2024	11,163	11,079,277
Total				119,115,337

Foreign Sovereign 0.13%
Instituto Costarricense de Electricidad (Costa Rica)†(c)	6.375%	5/15/2043	18,023	16,707,681

Forestry/Paper 0.50%
Klabin Finance SA (Luxembourg)†(c)	4.875%	9/19/2027	11,947	11,821,557
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023	18,438	20,212,657
Rayonier AM Products, Inc.†	5.50%	6/1/2024	12,115	12,130,144
Rayonier, Inc.	3.75%	4/1/2022	12,089	12,248,804
West Fraser Timber Co. Ltd. (Canada)†(c)	4.35%	10/15/2024	6,247	6,149,359
Total				62,562,521

Gaming 1.67%
CRC Escrow Issuer LLC/CRC Finco, Inc.†	5.25%	10/15/2025	23,253	23,550,638
Eldorado Resorts, Inc.	6.00%	4/1/2025	5,376	5,644,800
Everi Payments, Inc.†	7.50%	12/15/2025	15,636	15,538,275
GLP Capital LP/GLP Financing II, Inc.	5.375%	4/15/2026	6,156	6,617,700
International Game Technology plc†	6.50%	2/15/2025	11,149	12,514,752
Jacobs Entertainment, Inc.†	7.875%	2/1/2024	10,055	10,783,988
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.	5.625%	5/1/2024	4,760	5,093,200
MGM Resorts International	6.00%	3/15/2023	38,946	42,159,045
MGM Resorts International	7.75%	3/15/2022	3,738	4,270,665
Mohegan Gaming & Entertainment†	7.875%	10/15/2024	26,841	27,612,679
Penn National Gaming, Inc.†	5.625%	1/15/2027	14,566	15,148,640
River Rock Entertainment Authority(j)	9.00%	11/1/2018	10,368	2,514,240
Scientific Games International, Inc.	10.00%	12/1/2022	15,930	17,542,912
Station Casinos LLC†	5.00%	10/1/2025	11,158	11,241,685
Wynn Macau Ltd. (Macau)†(c)	5.50%	10/1/2027	9,769	9,903,324
Total				210,136,543

Gas Distribution 1.68%
Andeavor Logistics LP/Tesoro Logistics Finance Corp.	6.25%	10/15/2022	3,580	3,802,748
Blue Racer Midstream LLC/Blue Racer Finance Corp.†	6.125%	11/15/2022	9,770	10,209,650

See Notes to Financial Statements.	27

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Gas Distribution (continued)
Cheniere Corpus Christi Holdings LLC	5.125%	6/30/2027	$11,392	$11,812,365
Cheniere Corpus Christi Holdings LLC	5.875%	3/31/2025	9,338	10,137,566
Cheniere Corpus Christi Holdings LLC	7.00%	6/30/2024	8,783	10,012,620
Dominion Energy Gas Holdings LLC	2.80%	11/15/2020	8,953	9,027,111
Dominion Energy Gas Holdings LLC	3.60%	12/15/2024	12,050	12,327,847
Energy Transfer Equity LP	5.875%	1/15/2024	3,240	3,418,200
Florida Gas Transmission Co. LLC†	4.35%	7/15/2025	18,069	19,325,129
IFM US Colonial Pipeline 2 LLC†	6.45%	5/1/2021	17,850	19,598,330
LBC Tank Terminals Holding Netherlands BV (Belgium)†(c)	6.875%	5/15/2023	13,716	14,350,365
National Fuel Gas Co.	3.95%	9/15/2027	19,914	19,868,595
National Grid North America, Inc.	2.375%	9/30/2020	3,800	3,783,926
NGPL PipeCo LLC†	4.875%	8/15/2027	14,095	14,676,419
Rockies Express Pipeline LLC†	5.625%	4/15/2020	13,991	14,725,528
Rockies Express Pipeline LLC†	6.875%	4/15/2040	13,930	15,740,900
Southern Star Central Corp.†	5.125%	7/15/2022	10,145	10,550,800
Williams Cos., Inc. (The)	3.70%	1/15/2023	4,645	4,645,000
Williams Cos., Inc. (The)	4.55%	6/24/2024	3,910	4,076,175
Total				212,089,274

Health Facilities 1.95%
Ascension Health	3.945%	11/15/2046	8,881	9,406,114
CHS/Community Health Systems, Inc.	8.00%	11/15/2019	12,906	11,002,365
Dignity Health	3.812%	11/1/2024	7,500	7,748,763
HCA, Inc.	5.25%	4/15/2025	13,995	14,834,700
HCA, Inc.	5.25%	6/15/2026	6,878	7,307,875
HCA, Inc.	5.50%	6/15/2047	17,415	17,415,000
HCA, Inc.	5.875%	3/15/2022	13,139	14,091,577
HCA, Inc.	7.05%	12/1/2027	3,490	3,856,450
HCA, Inc.	7.50%	2/15/2022	39,234	44,236,335
HCA, Inc.	7.58%	9/15/2025	5,778	6,644,700
HCA, Inc.	7.69%	6/15/2025	12,776	14,532,700
HCA, Inc.	8.36%	4/15/2024	2,295	2,725,313
Kindred Healthcare, Inc.	8.75%	1/15/2023	12,027	12,808,755
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	28,034	30,365,470
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	16,919,459
NYU Hospitals Center	4.368%	7/1/2047	11,359	12,258,237
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,456,900
RWJ Barnabas Health, Inc.	3.949%	7/1/2046	8,928	9,115,981
Total				245,726,694

28	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Health Services 0.86%
ASP AMC Merger Sub, Inc.†	8.00%		5/15/2025	$13,296	$12,830,640
Eagle Holding Co. II LLC PIK 8.375%†	7.625%		5/15/2022	6,366	6,493,320
inVentiv Group Holdings, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%		10/1/2024	5,736	6,223,560
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%		8/1/2023	10,774	10,908,675
MPH Acquisition Holdings LLC†	7.125%		6/1/2024	9,799	10,460,432
Polaris Intermediate Corp. PIK 8.5%†	8.50%		12/1/2022	16,766	17,436,640
Sterigenics-Nordion Holdings LLC†	6.50%		5/15/2023	13,033	13,619,485
Sterigenics-Nordion Topco LLC PIK 8.875%†	8.125%		11/1/2021	9,461	9,579,263
West Street Merger Sub, Inc.†	6.375%		9/1/2025	20,798	20,953,985
Total					108,506,000

Hotels 0.28%
ESH Hospitality, Inc.†	5.25%		5/1/2025	9,655	9,775,688
Hilton Domestic Operating Co., Inc.	4.25%		9/1/2024	11,114	11,252,925
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.†	6.125%		12/1/2024	12,506	13,709,702
Total					34,738,315

Insurance Brokerage 0.26%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%		8/1/2023	14,533	15,295,983
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	17,860	17,954,658
Total					33,250,641

Integrated Energy 1.15%
Cenovus Energy, Inc. (Canada)(c)	6.75%		11/15/2039	26,764	32,430,058
Exxon Mobil Corp.	3.043%		3/1/2026	18,752	19,056,689
Hess Corp.	4.30%		4/1/2027	5,566	5,588,434
Hess Corp.	5.80%		4/1/2047	6,256	6,981,513
Petrobras Global Finance BV (Netherlands)(c)	5.625%		5/20/2043	25,554	22,931,904
Petrobras Global Finance BV (Netherlands)(c)	7.375%		1/17/2027	10,722	11,826,366
Petroleos Mexicanos (Mexico)(c)	5.50%		6/27/2044	13,078	12,063,932
Shell International Finance BV (Netherlands)(c)	6.375%		12/15/2038	23,912	33,377,423
Total					144,256,319

Investments & Miscellaneous Financial Services 1.40%
Cboe Global Markets, Inc.	3.65%		1/12/2027	7,766	8,011,554
FMR LLC†	5.35%		11/15/2021	7,800	8,513,525

See Notes to Financial Statements.	29

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Investments & Miscellaneous Financial Services (continued)
GrupoSura Finance SA†	5.50%	4/29/2026	$8,785	$9,542,706
Moody’s Corp.†	3.25%	1/15/2028	22,271	22,057,077
MSCI, Inc.†	5.75%	8/15/2025	14,861	16,031,304
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.50%	3/15/2027	17,785	18,735,692
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%	4/15/2045	41,554	42,497,149
OM Asset Management plc (United Kingdom)(c)	4.80%	7/27/2026	13,913	14,426,930
S&P Global, Inc.	6.55%	11/15/2037	13,324	17,896,194
Unifin Financiera SAB de CV SOFOM ENR (Mexico)†(c)	7.25%	9/27/2023	12,500	13,138,125
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%	6/15/2022	5,020	5,296,100
Total				176,146,356

Life Insurance 0.69%
Lincoln National Corp.	3.625%	12/12/2026	10,359	10,587,645
Northwestern Mutual Life Insurance Co. (The)†	3.85%	9/30/2047	28,610	29,051,613
Nuveen Finance LLC†	4.125%	11/1/2024	12,927	13,659,938
Teachers Insurance & Annuity Association of America†	4.27%	5/15/2047	17,804	18,858,458
Teachers Insurance & Annuity Association of America†	4.90%	9/15/2044	12,705	14,554,393
Total				86,712,047

Machinery 0.07%
Xylem, Inc.	3.25%	11/1/2026	8,884	8,851,662

Managed Care 0.87%
Anthem, Inc.	3.65%	12/1/2027	14,895	15,209,156
Centene Corp.	4.75%	1/15/2025	18,902	19,280,040
Centene Corp.	6.125%	2/15/2024	18,803	19,931,180
Kaiser Foundation Hospitals	4.15%	5/1/2047	19,228	20,810,448
WellCare Health Plans, Inc.	5.25%	4/1/2025	32,352	34,212,240
Total				109,443,064

Media: Content 1.09%
Activision Blizzard, Inc.	3.40%	9/15/2026	9,735	9,867,637
AMC Networks, Inc.	4.75%	8/1/2025	18,200	18,086,250
Gray Television, Inc.†	5.125%	10/15/2024	1,586	1,586,000
Gray Television, Inc.†	5.875%	7/15/2026	5,072	5,211,480
iHeartCommunications, Inc.	9.00%	3/1/2021	34,608	24,917,760

30	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Media: Content (continued)
Netflix, Inc.	4.375%	11/15/2026	$15,034	$14,770,905
Netflix, Inc.†	4.875%	4/15/2028	13,400	13,148,750
Netflix, Inc.	5.50%	2/15/2022	5,323	5,622,419
Netflix, Inc.	5.875%	2/15/2025	13,966	14,873,790
Sirius XM Radio, Inc.†	5.00%	8/1/2027	7,733	7,790,998
Sirius XM Radio, Inc.†	5.375%	7/15/2026	10,495	10,901,681
Sirius XM Radio, Inc.†	6.00%	7/15/2024	9,524	10,095,440
Total				136,873,110

Media: Diversified 0.25%
21st Century Fox America, Inc.	4.75%	11/15/2046	26,917	31,258,134

Medical Products 0.64%
Boston Scientific Corp.	7.00%	11/15/2035	18,897	24,477,216
Fresenius Medical Care US Finance II, Inc.†	4.75%	10/15/2024	16,641	17,773,684
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022	24,815	25,063,150
Stryker Corp.	4.625%	3/15/2046	5,612	6,393,341
Teleflex, Inc.	4.625%	11/15/2027	6,711	6,793,545
Total				80,500,936

Metals/Mining (Excluding Steel) 3.95%
Alcoa Nederland Holding BV (Netherlands)†(c)	6.75%	9/30/2024	26,682	29,216,790
Aleris International, Inc.†	9.50%	4/1/2021	16,372	17,354,320
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp.†	7.50%	5/1/2025	12,720	13,562,700
Anglo American Capital plc (United Kingdom)†(c)	4.00%	9/11/2027	13,265	13,193,511
Anglo American Capital plc (United Kingdom)†(c)	4.75%	4/10/2027	22,220	23,284,407
Cleveland-Cliffs, Inc.†	5.75%	3/1/2025	24,181	23,153,307
Corp. Nacional del Cobre de Chile (Chile)†(c)	4.50%	8/1/2047	8,690	9,373,555
First Quantum Minerals Ltd. (Canada)†(c)	7.25%	4/1/2023	10,866	11,735,280
Freeport-McMoRan, Inc.	3.55%	3/1/2022	45,412	45,014,645
Freeport-McMoRan, Inc.	3.875%	3/15/2023	53,498	53,498,000
Glencore Funding LLC†	4.00%	3/27/2027	19,123	19,230,522
Grinding Media, Inc./Moly-Cop AltaSteel Ltd.†	7.375%	12/15/2023	6,084	6,547,601
Hudbay Minerals, Inc. (Canada)†(c)	7.25%	1/15/2023	3,928	4,183,320
Hudbay Minerals, Inc. (Canada)†(c)	7.625%	1/15/2025	6,227	6,849,700
Imperial Metals Corp. (Canada)†(c)	7.00%	3/15/2019	10,318	9,750,510
Indika Energy Capital III Pte Ltd. (Singapore)†(c)	5.875%	11/9/2024	12,196	12,241,406
Indo Energy Finance II BV (Netherlands)†(c)	6.375%	1/24/2023	12,296	12,666,860

See Notes to Financial Statements.	31

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Metals/Mining (Excluding Steel) (continued)
Kinross Gold Corp. (Canada)(c)	5.125%	9/1/2021		$16,141	$16,907,697
Kinross Gold Corp. (Canada)(c)	5.95%	3/15/2024		11,474	12,635,742
Lundin Mining Corp. (Canada)†(c)	7.875%	11/1/2022		13,110	14,093,250
Mirabela Nickel Ltd. (Australia)	1.00%	9/10/2044		185	19	(d)
New Gold, Inc. (Canada)†(c)	6.375%	5/15/2025		4,899	5,205,187
Novelis Corp.†	5.875%	9/30/2026		8,892	9,092,070
Novelis Corp.†	6.25%	8/15/2024		8,652	9,084,600
Peabody Energy Corp.†	6.00%	3/31/2022		10,207	10,628,039
Peabody Energy Corp.†	6.375%	3/31/2025		30,052	31,366,775
Peabody Energy Corp.	10.00%	3/15/2022		11,660	1,166	(d)
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025		20,958	22,870,417
Rain CII Carbon LLC/CII Carbon Corp.†	8.25%	1/15/2021		2,725	2,783,179
Rain CII Carbon LLC/CII Carbon Corp.†(b)	8.50%	1/15/2021	EUR	4,045	4,997,536
Samarco Mineracao SA (Brazil)†(c)(j)	4.125%	11/1/2022		$18,000	12,330,000
Teck Resources Ltd. (Canada)†(c)	8.50%	6/1/2024		10,314	11,680,605
Vedanta Resources plc (India)†(c)	6.125%	8/9/2024		22,391	22,902,858
Total					497,435,574

Monoline Insurance 0.32%
Acrisure LLC/Acrisure Finance, Inc.†	7.00%	11/15/2025		25,360	24,504,354
Fidelity National Financial, Inc.	5.50%	9/1/2022		3,939	4,349,525
MGIC Investment Corp.	5.75%	8/15/2023		10,670	11,696,987
Total					40,550,866

Multi-Line Insurance 0.14%
American International Group, Inc.	4.70%	7/10/2035		15,530	17,215,870

Non-Electric Utilities 0.10%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026		11,916	12,171,589

Oil Field Equipment & Services 1.52%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(c)	4.60%	11/2/2047		23,921	24,669,010
Ensco plc (United Kingdom)(c)	4.50%	10/1/2024		10,477	8,853,065
Ensco plc (United Kingdom)(c)	5.20%	3/15/2025		16,458	14,071,590
Eterna Capital Pte Ltd. PIK 6.00% (Singapore)(c)	6.00%	12/11/2022		745	782,685	(a)
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022		2,692	2,601,718	(a)
Forum Energy Technologies, Inc.	6.25%	10/1/2021		11,835	11,923,762
National Oilwell Varco, Inc.	3.95%	12/1/2042		26,471	23,504,812
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024		18,990	17,993,025
Precision Drilling Corp. (Canada)(c)	6.50%	12/15/2021		1,526	1,562,243

32	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Oil Field Equipment & Services (continued)
Precision Drilling Corp. (Canada)(c)	7.75%	12/15/2023	$4,946	$5,218,030
Rowan Cos., Inc.	4.75%	1/15/2024	11,263	9,967,755
Rowan Cos., Inc.	7.375%	6/15/2025	5,413	5,555,091
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	8,418	9,248,948
Transocean Proteus Ltd.†	6.25%	12/1/2024	11,925	12,551,062
Transocean, Inc.†	7.50%	1/15/2026	20,561	21,106,895
Unit Corp.	6.625%	5/15/2021	10,037	10,162,462
Weatherford International Ltd.	9.875%	2/15/2024	11,424	12,195,120
Total				191,967,273

Oil Refining & Marketing 0.64%
Andeavor	4.50%	4/1/2048	11,615	11,784,109
Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	24,812,670
HollyFrontier Corp.	5.875%	4/1/2026	9,027	10,057,603
Marathon Petroleum Corp.	4.75%	9/15/2044	10,766	11,281,842
Raizen Fuels Finance SA (Luxembourg)†(c)	5.30%	1/20/2027	10,349	10,854,031
Tupras Turkiye Petrol Rafinerileri AS (Turkey)†(c)	4.50%	10/18/2024	12,043	11,924,810
Total				80,715,065

Packaging 0.81%
BWAY Holding Co.†	7.25%	4/15/2025	36,830	38,119,050
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,817,700
Pactiv LLC	7.95%	12/15/2025	11,829	13,455,488
Plastipak Holdings, Inc.†	6.25%	10/15/2025	17,934	18,516,855
Sealed Air Corp.†	6.875%	7/15/2033	15,750	18,388,125
Total				102,297,218

Personal & Household Products 0.52%
FGI Operating Co. LLC/FGI Finance, Inc.	7.875%	5/1/2020	15,934	3,624,985
Gibson Brands, Inc.†	8.875%	8/1/2018	19,905	16,819,725
Mattel, Inc.	2.35%	8/15/2021	30,026	26,901,495
Mattel, Inc.†	6.75%	12/31/2025	8,936	9,078,529
SC Johnson & Son, Inc.†	4.75%	10/15/2046	8,257	9,667,561
Total				66,092,295

Pharmaceuticals 1.31%
Johnson & Johnson	2.90%	1/15/2028	73,924	74,104,806
Pfizer, Inc.	5.60%	9/15/2040	14,577	19,011,770
Valeant Pharmaceuticals International, Inc.†	5.625%	12/1/2021	27,266	26,754,762
Valeant Pharmaceuticals International, Inc.†	6.50%	3/15/2022	6,231	6,558,128

See Notes to Financial Statements.	33

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Pharmaceuticals (continued)
Valeant Pharmaceuticals International, Inc.†	7.00%	3/15/2024	$12,232	$13,118,820
Valeant Pharmaceuticals International, Inc.†	7.50%	7/15/2021	15,460	15,788,525
Zoetis, Inc.	3.95%	9/12/2047	8,923	9,129,950
Total				164,466,761

Property & Casualty 0.28%
Allstate Corp. (The)	4.20%	12/15/2046	12,471	13,652,090
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	13,888,434
Chubb INA Holdings, Inc.	3.35%	5/3/2026	7,946	8,115,820
Total				35,656,344

Rail 0.35%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	13,527	15,013,894
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	16,243	17,519,700
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,934,560
Total				43,468,154

Real Estate Development & Management 0.41%
Country Garden Holdings Co. Ltd. (China)(c)	4.75%	9/28/2023	10,724	10,679,495
Kaisa Group Holdings Ltd. (China)(c)	9.375%	6/30/2024	17,606	17,201,978
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	23,275	23,815,287
Total				51,696,760

Real Estate Investment Trusts 0.60%
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	15,087,245
Digital Realty Trust LP	3.70%	8/15/2027	11,699	11,804,362
Digital Realty Trust LP	4.75%	10/1/2025	10,363	11,281,623
Goodman US Finance Four LLC†	4.50%	10/15/2037	11,486	11,900,204
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,717,107
VEREIT Operating Partnership LP	3.95%	8/15/2027	17,569	17,397,591
Total				75,188,132

Recreation & Travel 0.77%
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op†	5.375%	4/15/2027	10,692	11,253,330
LTF Merger Sub, Inc.†	8.50%	6/15/2023	5,781	6,149,539
Royal Caribbean Cruises Ltd.	3.70%	3/15/2028	12,401	12,310,512
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	30,318	39,180,249
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	15,682	16,975,765
Viking Cruises Ltd.†	5.875%	9/15/2027	11,530	11,760,600
Total				97,629,995

34	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Reinsurance 0.30%
Berkshire Hathaway, Inc.	2.75%	3/15/2023	$7,903	$7,959,086
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	7,998,740
Validus Holdings Ltd.	8.875%	1/26/2040	14,976	22,191,427
Total				38,149,253

Restaurants 0.70%
Arcos Dorados Holdings, Inc. (Uruguay)†(c)	5.875%	4/4/2027	12,529	13,276,480
Arcos Dorados Holdings, Inc. (Uruguay)†(c)	6.625%	9/27/2023	7,522	8,430,357
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	7,352	7,535,800
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	20,332	21,018,205
McDonald’s Corp.	3.70%	1/30/2026	27,006	28,191,446
Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC†	5.875%	5/15/2021	9,430	9,618,600
Total				88,070,888

Software/Services 2.66%
Alibaba Group Holding Ltd. (China)(c)	3.125%	11/28/2021	18,436	18,684,379
Alibaba Group Holding Ltd. (China)(c)	4.20%	12/6/2047	4,304	4,488,491
Alibaba Group Holding Ltd. (China)(c)	4.40%	12/6/2057	5,980	6,240,899
Autodesk, Inc.	3.50%	6/15/2027	22,274	21,886,276
Citrix Systems, Inc.	4.50%	12/1/2027	17,872	18,168,420
First Data Corp.†	5.75%	1/15/2024	31,015	32,325,384
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	10,634	11,245,455
Match Group, Inc.†	5.00%	12/15/2027	11,728	11,933,240
Microsoft Corp.	2.40%	8/8/2026	13,255	12,793,800
Microsoft Corp.	3.30%	2/6/2027	26,383	27,237,680
Microsoft Corp.	4.00%	2/12/2055	37,202	39,873,950
Microsoft Corp.	4.50%	2/6/2057	8,948	10,615,395
Oracle Corp.	4.375%	5/15/2055	28,411	31,813,236
Rackspace Hosting, Inc.†	8.625%	11/15/2024	9,760	10,443,200
Solera LLC/Solera Finance, Inc.†	10.50%	3/1/2024	11,823	13,359,754
Sophia LP/Sophia Finance, Inc.†	9.00%	9/30/2023	11,134	11,829,875
VeriSign, Inc.	4.625%	5/1/2023	8,760	9,033,750
VeriSign, Inc.	5.25%	4/1/2025	15,945	17,439,844
Visa, Inc.	3.15%	12/14/2025	4,669	4,776,788
VMware, Inc.	3.90%	8/21/2027	20,817	21,049,408
Total				335,239,224

See Notes to Financial Statements.	35

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Specialty Retail 0.68%
Alimentation Couche-Tard, Inc. (Canada)†(c)	4.50%	7/26/2047	$10,728	$11,201,304
Brookstone Holdings Corp. PIK 10.00%	10.00%	7/7/2021	692	37,540	(a)
Claire’s Stores, Inc.†	9.00%	3/15/2019	15,453	10,160,348
Hot Topic, Inc.†	9.25%	6/15/2021	14,785	14,119,675
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance, Inc.†	7.875%	10/1/2022	12,902	13,063,275
Rent-A-Center, Inc.	4.75%	5/1/2021	8,894	8,449,300
Tapestry, Inc.	4.125%	7/15/2027	16,634	16,787,900
Tiffany & Co.	4.90%	10/1/2044	12,139	12,288,293
VF Corp.	6.00%	10/15/2033	89	111,660
Total				86,219,295

Steel Producers/Products 0.46%
Allegheny Technologies, Inc.	5.95%	1/15/2021	2,373	2,432,325
Allegheny Technologies, Inc.	7.875%	8/15/2023	8,639	9,346,275
ArcelorMittal (Luxembourg)(c)	6.125%	6/1/2025	22,324	25,812,125
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022	7,754	8,694,172
Steel Dynamics, Inc.†	4.125%	9/15/2025	6,422	6,486,220
Steel Dynamics, Inc.	5.00%	12/15/2026	5,285	5,602,100
Total				58,373,217

Support: Services 2.50%
AECOM	5.125%	3/15/2027	17,774	18,149,920
AECOM	5.875%	10/15/2024	9,059	9,858,004
Ahern Rentals, Inc.†	7.375%	5/15/2023	11,025	10,418,625
Ashtead Capital, Inc.†	4.375%	8/15/2027	13,664	13,903,120
BakerCorp International, Inc.	8.25%	6/1/2019	4,441	4,107,925
BlueLine Rental Finance Corp./BlueLine Rental LLC†	9.25%	3/15/2024	12,565	13,444,550
Brand Industrial Services, Inc.†	8.50%	7/15/2025	18,325	19,287,062
Brink’s Co. (The)†	4.625%	10/15/2027	15,885	15,607,013
Cleveland Clinic Foundation (The)	4.858%	1/1/2114	8,223	9,266,750
Cloud Crane LLC†	10.125%	8/1/2024	9,910	11,198,300
GW Honos Security Corp. (Canada)†(c)	8.75%	5/15/2025	11,132	11,994,730
H&E Equipment Services, Inc.†	5.625%	9/1/2025	11,668	12,222,230
IHS Markit Ltd. (United Kingdom)†(c)	4.00%	3/1/2026	17,864	17,930,990
Jurassic Holdings III, Inc.†	6.875%	2/15/2021	13,907	11,890,485
Marble II Pte Ltd. (Singapore)†(c)	5.30%	6/20/2022	21,573	21,934,175
Metropolitan Museum of Art (The)	3.40%	7/1/2045	13,518	13,064,796
Monitronics International, Inc.	9.125%	4/1/2020	10,520	8,784,200

36	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Support: Services (continued)
Prime Security Services Borrower LLC/Prime Finance, Inc.†	9.25%	5/15/2023	$16,653	$18,526,462
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%	1/15/2025	10,054	10,405,890
Sotheby’s†	5.25%	10/1/2022	7,404	7,637,226
United Rentals North America, Inc.	4.625%	10/15/2025	11,437	11,551,370
United Rentals North America, Inc.	4.875%	1/15/2028	13,338	13,438,035
United Rentals North America, Inc.	5.875%	9/15/2026	6,713	7,208,084
Weight Watchers International, Inc.†	8.625%	12/1/2025	22,325	23,385,437
Total				315,215,379

Technology Hardware & Equipment 0.79%
CDW LLC/CDW Finance Corp.	5.50%	12/1/2024	15,000	16,387,500
Dell International LLC/EMC Corp.†	6.02%	6/15/2026	26,395	29,144,188
Dell International LLC/EMC Corp.†	7.125%	6/15/2024	30,859	33,798,074
Western Digital Corp.	10.50%	4/1/2024	17,254	20,036,208
Total				99,365,970

Telecommunications: Satellite 0.36%
Intelsat Connect Finance SA (Luxembourg)†(c)	12.50%	4/1/2022	11,891	10,464,080
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.25%	10/15/2020	17,032	16,095,240
Intelsat Jackson Holdings SA (Luxembourg)(c)	7.50%	4/1/2021	21,139	19,342,185
Total				45,901,505

Telecommunications: Wireless 1.36%
GTH Finance BV (Netherlands)†(c)	7.25%	4/26/2023	17,156	19,324,175
SBA Communications Corp.	4.875%	9/1/2024	6,069	6,251,070
Sprint Corp.	7.625%	2/15/2025	41,671	43,754,550
Sprint Corp.	7.875%	9/15/2023	15,258	16,287,915
T-Mobile USA, Inc.	6.375%	3/1/2025	27,346	29,328,585
T-Mobile USA, Inc.	6.50%	1/15/2024	13,317	14,149,313
T-Mobile USA, Inc.	6.50%	1/15/2026	38,271	41,858,906
Total				170,954,514

Telecommunications: Wireline Integrated & Services 1.27%
Equinix, Inc.	5.375%	5/15/2027	9,637	10,335,683
Equinix, Inc.	5.875%	1/15/2026	45,076	48,513,045
GCI, Inc.	6.875%	4/15/2025	13,026	13,937,820
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(j)	Zero Coupon	1/15/2015	15,000	1,500	(d)
IHS Netherlands Holdco BV (Netherlands)†(c)	9.50%	10/27/2021	11,660	12,585,396
Sable International Finance Ltd.†	6.875%	8/1/2022	11,897	12,640,563

See Notes to Financial Statements.	37

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Telecommunications: Wireline Integrated & Services (continued)
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023	$16,151	$15,626,092
West Corp.†	8.50%	10/15/2025	12,418	12,324,865
Wind Tre SpA (Italy)†(c)	5.00%	1/20/2026	22,422	21,435,432
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022	12,051	12,289,209
Total				159,689,605

Transportation: Infrastructure/Services 0.64%
Adani Ports & Special Economic Zone Ltd. (India)†(c)	4.00%	7/30/2027	15,318	15,225,112
Aeropuertos Dominicanos Siglo XXI SA (Dominican Republic)†(c)	6.75%	3/30/2029	9,800	10,767,750
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030	13,071	13,985,938
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035	8,750	9,789,062
Delhi International Airport Ltd. (India)†(c)	6.125%	10/31/2026	14,217	15,141,105
DP World Ltd. (United Arab Emirates)†(c)	6.85%	7/2/2037	8,970	11,064,791
Stena AB (Sweden)†(c)	7.00%	2/1/2024	5,397	5,096,792
Total				81,070,550

Trucking & Delivery 0.10%
XPO CNW, Inc.	6.70%	5/1/2034	12,256	12,807,520
Total High Yield Corporate Bonds (cost $8,196,522,665)				8,435,043,576

MUNICIPAL BONDS 4.14%

Air Transportation 0.16%
Los Angeles, CA	5.575%	5/15/2020	9,340	10,018,084
Miami Dade Cnty, FL	3.982%	10/1/2041	9,660	9,898,312
Total				19,916,396

Education 1.08%
California St Univ	3.899%	11/1/2047	33,030	34,851,604
Ohio Univ	5.59%	12/1/2114	8,904	10,696,375
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047	78,015	78,127,342
Univ of California Bd of Regents	6.548%	5/15/2048	8,933	12,699,957
Total				136,375,278

General Obligation 1.26%
California	7.55%	4/1/2039	8,700	13,725,381
Chicago Transit Auth, IL	6.899%	12/1/2040	8,926	12,128,292
Chicago, IL	5.432%	1/1/2042	22,392	21,619,476
Chicago, IL	6.314%	1/1/2044	22,402	23,934,521

38	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)
District of Columbia	5.591%	12/1/2034	$13,410	$16,605,067
Honolulu City & Cnty, HI	5.418%	12/1/2027	6,620	7,845,097
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	11,407,903
Massachusetts	4.20%	12/1/2021	7,355	7,717,381
New York City	5.985%	12/1/2036	10,161	13,146,505
Ohio St Univ	4.048%	12/1/2056	6,271	6,754,494
Pennsylvania	5.45%	2/15/2030	12,190	14,448,197
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	8,615,971
Total				157,948,285

Government Guaranteed 0.04%
City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,283,017

Lease Obligation 0.06%
Wisconsin	3.294%	5/1/2037	7,145	6,839,408

Other Revenue 0.50%
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	24,230,562
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	39,167,859
Total				63,398,421

Tax Revenue 0.72%
Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	25,599,004
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	12,890	13,717,409
New York City Indl Dev Agy†	11.00%	3/1/2029	23,168	31,576,826
San Jose Redev Agy, CA	2.259%	8/1/2020	19,600	19,707,604
Total				90,600,843

Transportation: Infrastructure/Services 0.18%
Chicago Transit Auth, IL	6.20%	12/1/2040	4,285	5,591,154
Port of Seattle, WA	3.571%	5/1/2032	6,380	6,466,640
Port of Seattle, WA	3.755%	5/1/2036	10,835	11,089,623
Total				23,147,417

Utilities 0.14%
San Antonio, TX	5.718%	2/1/2041	13,240	17,814,817
Total Municipal Bonds (cost $500,379,974)				521,323,882

See Notes to Financial Statements.	39

Schedule of Investments (continued)

December 31, 2017

					Principal
	Interest		Maturity		Amount	Fair
Investments	Rate		Date		(000)	Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITY 0.36%
Caesars Palace Las Vegas Trust 2017-VICI D† (cost $45,548,990)	4.354%	#(l)	10/15/2034		$44,851	$45,819,656

	Dividend Rate				Shares (000)
PREFERRED STOCK 0.03%

Energy: Exploration & Production
Templar Energy LLC Units (cost $3,493,376)	Zero Coupon				349	3,318,707

	Interest Rate		Maturity Date		Principal Amount (000)

U.S. TREASURY OBLIGATION 0.94%
U.S. Treasury Inflation Indexed Bond(m) (cost $118,061,236)	0.125%		4/15/2022		$118,557	117,784,601
Total Long-Term Investments (cost $11,738,430,421)						12,230,480,227

SHORT-TERM INVESTMENTS 3.47%

FOREIGN GOVERNMENT OBLIGATION 0.15%

Uruguay
Uruguay Treasury Bill(b) (cost $19,272,042)	Zero Coupon		5/4/2018	UYU	561,099	18,880,709

REPURCHASE AGREEMENT 3.32%
Repurchase Agreement dated 12/29/2017, 0.54% due 1/2/2018 with Fixed Income Clearing Corp. collateralized by $437,260,000 of U.S. Treasury Note at 1.125% due 2/28/2021; value: $426,494,659; proceeds: $418,153,705 (cost $418,128,618)					$418,129	418,128,618
Total Short-Term Investments (cost $437,400,660)						437,009,327
Total Investments in Securities 100.57% (cost $12,175,831,082)						12,667,489,554
Liabilities in Excess of Cash and Other Assets(n) (0.57%)						(71,850,131)
Net Assets 100.00%						$12,595,639,423

40	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

AUD	Australian dollar
BRL	Brazilian real
CAD	Canadian dollar
EUR	euro
GBP	British pound
JPY	Japanese yen
UYU	Uruguayan Peso
ADR	American Depositary Receipt
BADLAR	Banco de la Republica Argentina
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
Units	More than one class of securities traded together
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at December 31, 2017.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(o) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at December 31, 2017.
(f)	Interest rate to be determined.
(g)	Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Security is perpetual in nature and has no stated maturity.
(j)	Defaulted (non-income producing security).
(k)	Debenture pays interest at an annual fixed rate of 8.00% through June 15, 2020. Thereafter, interest will be paid at an annual floating rate of 3-month LIBOR plus 6.405% through December 29, 2049. This debenture is subject to full redemption at the option of the issuer at any time prior to December 29, 2049.
(l)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(m)	Treasury Inflation Protected Security. A U.S. Treasury Note or Bond that offers protection from inflation by paying a fixed rate of interest on principal amount that is adjusted for inflation based on the Consumer Price Index.
(n)	Liabilities in Excess of Cash and Other Assets include net unrealized appreciation (depreciation) on open forward foreign currency exchange contracts, futures contracts and swaps as follows:

See Notes to Financial Statements.	41

Schedule of Investments (continued)

December 31, 2017

Centrally Cleared Credit Default Swaps on Indexes - Buy Protection at December 31, 2017(1):

Referenced Index	Central Clearing party	Fund Pays	Termination Date	Notional Amount	Notional Value	Payments Upfront(2)	Unrealized Depreciation(3)
Markit CDX. NA.EM.28(4)(5)	Credit Suisse	1.00%	12/20/2022	$314,764,030	$311,933,218	$12,034,596	$(9,203,784)
Markit CDX. NA.IG.28(6)(7)	Credit Suisse	1.00%	6/20/2022	445,210,000	455,130,841	(7,038,372)	(2,882,469)
Markit CDX. NA.IG.29(6)(7)	Credit Suisse	1.00%	12/20/2022	134,602,000	137,809,365	(2,754,503)	(452,862)
				$894,576,030	$904,873,424	$2,241,721	$(12,539,115)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $12,539,115.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.
(6)	Central Clearinghouse: Chicago Mercantile Exchange (CME).
(7)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade issuers.

Open Forward Foreign Currency Exchange Contracts at December 31, 2017:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
Danish krone	Buy	Barclays Bank plc	1/10/2018	23,345,000	$3,707,976	$3,764,133	$56,157
Danish krone	Buy	J.P. Morgan	1/10/2018	22,371,000	3,561,905	3,607,086	45,181
Danish krone	Buy	J.P. Morgan	1/10/2018	29,784,000	4,748,518	4,802,353	53,835
euro	Buy	Barclays Bank plc	2/16/2018	4,070,000	4,819,621	4,895,765	76,144
euro	Buy	Barclays Bank plc	2/16/2018	2,091,000	2,495,104	2,515,244	20,140
euro	Buy	Deutsche Bank AG	2/16/2018	8,122,000	9,637,760	9,769,878	132,118
euro	Buy	Standard Chartered Bank	2/16/2018	3,147,000	3,730,510	3,785,497	54,987
euro	Buy	State Street Bank and Trust	2/16/2018	7,105,000	8,432,823	8,546,538	113,715
euro	Buy	UBS AG	2/16/2018	4,054,000	4,832,615	4,876,519	43,904
Swiss franc	Buy	J.P. Morgan	1/5/2018	4,815,000	4,905,563	4,941,589	36,026
Swiss franc	Buy	J.P. Morgan	1/5/2018	2,906,000	2,964,404	2,982,400	17,996
Swiss franc	Buy	State Street Bank and Trust	1/5/2018	6,003,000	6,128,695	6,160,823	32,128
British pound	Sell	State Street Bank and Trust	1/19/2018	2,730,000	3,691,459	3,687,790	3,669
Swiss franc	Sell	Barclays Bank plc	1/5/2018	11,350,000	11,722,522	11,648,399	74,123
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$760,123

42	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
British pound	Sell	J.P. Morgan	1/19/2018	6,328,000	$8,343,740	$8,548,107	$ (204,367)
British pound	Sell	State Street Bank and Trust	1/19/2018	2,723,000	3,581,963	3,678,334	(96,371)
British pound	Sell	State Street Bank and Trust	1/19/2018	4,563,000	6,159,315	6,163,877	(4,562)
British pound	Sell	State Street Bank and Trust	1/19/2018	757,000	1,018,848	1,022,585	(3,737)
British pound	Sell	State Street Bank and Trust	1/19/2018	1,477,000	1,989,374	1,995,189	(5,815)
Danish krone	Sell	Barclays Bank plc	1/10/2018	75,500,000	11,968,390	12,173,571	(205,181)
euro	Sell	Barclays Bank plc	2/16/2018	4,201,000	5,034,943	5,053,344	(18,401)
euro	Sell	State Street Bank and Trust	2/16/2018	4,148,000	4,844,623	4,989,591	(144,968)
euro	Sell	State Street Bank and Trust	2/16/2018	143,800,000	170,066,537	172,975,682	(2,909,145)
euro	Sell	State Street Bank and Trust	2/16/2018	5,133,000	6,118,268	6,174,438	(56,170)
euro	Sell	State Street Bank and Trust	2/16/2018	1,028,000	1,228,363	1,236,572	(8,209)
Japanese yen	Sell	Barclays Bank plc	1/26/2018	6,360,000,000	56,074,035	56,503,763	(429,728)
Japanese yen	Sell	J.P. Morgan	1/26/2018	269,274,000	2,385,550	2,392,295	(6,745)
Japanese yen	Sell	J.P. Morgan	1/26/2018	1,555,492,000	13,772,273	13,819,363	(47,090)
Japanese yen	Sell	State Street Bank and Trust	1/26/2018	406,384,000	3,590,416	3,610,413	(19,997)
Japanese yen	Sell	State Street Bank and Trust	1/26/2018	1,403,000,000	12,395,247	12,464,588	(69,341)
Swiss franc	Sell	Goldman Sachs	1/5/2018	2,374,000	2,409,716	2,436,414	(26,698)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(4,256,525)

Open Futures Contracts at December 31, 2017:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 10-Year Treasury Note	March 2018	10,843	Short	$(1,348,863,759)	$(1,345,040,266)	$3,823,493
U.S. Long Bond	March 2018	9,539	Short	(1,463,102,024)	(1,459,467,000)	3,635,024
U.S. Ultra Treasury Bond	March 2018	821	Short	(110,111,684)	(109,654,812)	456,872
Unrealized Appreciation on Open Futures Contracts						$7,915,389

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. 2-Year Treasury Note	March 2018	2,019	Long	$432,921,067	$432,286,830	$ (634,237)
U.S. 5-Year Treasury Note	March 2018	19,527	Long	2,279,910,789	2,268,335,658	(11,575,131)
Ultra Long U.S. Treasury Bond	March 2018	89	Short	(14,874,663)	(14,921,407)	(46,744)
Unrealized Depreciation on Open Futures Contracts						$(12,256,112)

See Notes to Financial Statements.	43

Schedule of Investments (continued)

December 31, 2017

The following is a summary of the inputs used as of December 31, 2017 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Asset-Backed Securities(3)
Other	$–	$167,124,244	$24,081,974	$191,206,218
Remaining Industries	–	11,011,714	–	11,011,714
Common Stocks(3)
Air Transportation	12,031,812	13,324,774	–	25,356,586
Auto Parts & Equipment	–	11,078,790	–	11,078,790
Banking	68,456,494	20,691,841	–	89,148,335
Beverages	51,884,855	46,012,422	–	97,897,277
Electronics	37,535,105	23,323,993	–	60,859,098
Energy: Exploration & Production	125,702,904	3,587,298	–	129,290,202
Gaming	92,983,649	13,205,830	–	106,189,479
Machinery	52,229,692	25,193,132	–	77,422,824
Media: Content	12,534,988	–	2,080,250	14,615,238
Metals/Mining (Excluding Steel)	–	27,837,207	–	27,837,207
Real Estate Investment Trusts	–	17,690,434	–	17,690,434
Software/Services	127,845,821	6,348,462	–	134,194,283
Specialty Retail	112,308,456	37,935,896	–	150,244,352
Support: Services	52,482,824	12,525,628	–	65,008,452
Technology Hardware & Equipment	12,601,516	13,574,303	–	26,175,819
Remaining Industries	791,139,537	–	–	791,139,537
Convertible Bonds
Energy: Exploration & Production	–	–	172,761	172,761
Remaining Industries	–	36,915,961	–	36,915,961
Convertible Preferred Stocks
Personal & Household Products	24,779,542	–	–	24,779,542
Software/Services	–	6,002,458	–	6,002,458
Floating Rate Loans
Advertising	–	18,479,609	–	18,479,609
Building Materials	–	13,427,301	–	13,427,301
Department Stores	–	12,485,712	–	12,485,712
Electric: Generation	–	54,517,482	–	54,517,482
Electronics	–	12,038,645	–	12,038,645
Energy: Exploration & Production	–	18,400,783	–	18,400,783
Gaming	–	10,910,280	23,517,273	34,427,553
Health Services	–	10,764,175	–	10,764,175
Investments & Miscellaneous Financial Services	–	8,398,370	–	8,398,370
Media: Diversified	–	13,324,956	–	13,324,956
Metals/Mining (Excluding Steel)	–	5,841,825	–	5,841,825
Personal & Household Products	–	17,784,409	–	17,784,409
Real Estate Development & Management	–	11,678,925	–	11,678,925
Recreation & Travel	–	20,597,035	7,059,317	27,656,352
Software/Services	–	10,723,658	–	10,723,658
Specialty Retail	–	68,995,131	–	68,995,131
Support: Services	–	3,035,304	–	3,035,304
Telecommunications: Satellite	–	6,488,811	–	6,488,811
Transportation: Infrastructure/Services	–	28,667,287	–	28,667,287
Foreign Bonds	–	53,975,819	–	53,975,819
Foreign Government Obligations	–	438,704,311	–	438,704,311
Government Sponsored Enterprises Pass-Through	–	162,017,529	–	162,017,529

44	See Notes to Financial Statements.

Schedule of Investments (continued)

December 31, 2017

Investment Type(2)	Level 1	Level 2	Level 3	Total
High Yield Corporate Bonds
Automakers	$–	$85,221,386	$1,500	$85,222,886
Banking	–	977,910,127	2,250	977,912,377
Metals/Mining (Excluding Steel)	–	497,434,389	1,185	497,435,574
Oil Field Equipment & Services	–	188,582,870	3,384,403	191,967,273
Specialty Retail	–	86,181,755	37,540	86,219,295
Telecommunications: Wireline Integrated & Services	–	159,688,105	1,500	159,689,605
Remaining Industries	–	6,436,596,566	–	6,436,596,566
Municipal Bonds	–	521,323,882	–	521,323,882
Non-Agency Commercial
Mortgage-Backed Security	–	45,819,656	–	45,819,656
Preferred Stock	–	3,318,707	–	3,318,707
U.S. Treasury Obligation	–	117,784,601	–	117,784,601
Repurchase Agreement	–	418,128,618	–	418,128,618
Total	$1,574,517,195	$11,032,632,406	$60,339,953	$12,667,489,554
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Asset	$–	$–	$–	$–
Liabilities	–	(12,539,115)	–	(12,539,115)
Forward Foreign Currency Exchange Contracts
Assets	–	760,123	–	760,123
Liabilities	–	(4,256,525)	–	(4,256,525)
Futures Contracts
Assets	7,915,389	–	–	7,915,389
Liabilities	(12,256,112)	–	–	(12,256,112)
Total	$(4,340,723)	$(16,035,517)	$–	$(20,376,240)

(1)	Refer to Note 2(o) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.
(3)	Securities in the amount of $40,096,534 were transferred from Level 1 to Level 2 and security in the amount of $214,666 were transferred from Level 2 to Level 1 during the fiscal year ended December 31, 2017, due to a change in valuation technique. As of December 31, 2017, the Fund utilized adjusted valuations (as described in Note 2(a)), which resulted in Level 2 inputs. As of December 31, 2016, the Fund utilized the last sale or official closing price on the exchange or system on which the securities are principally traded, which resulted in Level 1 inputs.

See Notes to Financial Statements.	45

Schedule of Investments (concluded)

December 31, 2017

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Convertible Bonds	Floating Rate Loans	High Yield Corporate Bonds	Non-Agency Commercial Mortgage- Backed Securities
Balance as of January 1, 2017	$9,397,324	$587,765	$796,785	$8,096,495	$104,891	$652,952
Accrued Discounts (Premiums)	18	–	–	214,814	104	(6,382)
Realized Gain (Loss)	–	(2,257,597)	–	(50,704)	–	(106,803)
Change in Unrealized Appreciation (Depreciation)	253,128	3,750,082	(632,874)	567,097	(135,912)	38,311
Purchases	23,828,828	–	1,437,123	8,410,766	3,459,295	–
Sales	–	–	(1,428,273)	(8,338,943)	–	(578,078)
Transfers into Level 3	–	–	–	21,677,063	–	–
Transfers out of Level 3	(9,397,324)	–	–	–	–	–
Balance as of December 31, 2017	$24,081,974	$2,080,250	$172,761	$30,576,590	$3,428,378	$–
Change in unrealized appreciation/depreciation for the year ended December 31, 2017 related to Level 3 investments held at December 31, 2017	$253,128	$1,718,130	$(1,264,361)	$523,239	$(135,911)	$–

46	See Notes to Financial Statements.

Statement of Assets and Liabilities

December 31, 2017

ASSETS:
Investments in securities, at fair value (cost $12,175,831,082)	$12,667,489,554
Cash	17,016,802
Deposits with brokers for derivatives collateral	39,938,408
Receivables:
Interest and dividends	136,605,028
Capital shares sold	83,867,603
Investment securities sold	18,769,169
Unrealized appreciation on forward foreign currency exchange contracts	760,123
Prepaid expenses and other assets	363,889
Total assets	12,964,810,576
LIABILITIES:
Payables:
Investment securities purchased	291,103,043
Capital shares reacquired	19,224,130
Management fee	4,654,235
Variation margin for futures contracts	3,171,328
12b-1 distribution plan	3,033,995
Directors’ fees	1,865,091
Fund administration	420,835
Variation margin for centrally cleared credit default swap agreements	218,619
Unrealized depreciation on forward foreign currency exchange contracts	4,256,525
Distributions payable	38,903,989
Accrued expenses	2,319,363
Total liabilities	369,171,153
NET ASSETS	$12,595,639,423
COMPOSITION OF NET ASSETS:
Paid-in capital	$12,052,937,943
Undistributed net investment income	20,828,060
Accumulated net realized gain on investments, futures contracts, swaps and foreign currency related transactions	50,575,429
Net unrealized appreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	471,297,991
Net Assets	$12,595,639,423

See Notes to Financial Statements.	47

Statement of Assets and Liabilities (concluded)

December 31, 2017

Net assets by class:
Class A Shares	$4,491,808,522
Class B Shares	$6,657,864
Class C Shares	$1,872,830,317
Class F Shares	$3,793,021,307
Class F3 Shares	$1,093,748,223
Class I Shares	$1,039,534,286
Class P Shares	$32,369,712
Class R2 Shares	$9,066,402
Class R3 Shares	$151,841,900
Class R4 Shares	$8,420,242
Class R5 Shares	$27,302,029
Class R6 Shares	$69,028,337
Class T Shares	$10,282
Outstanding shares by class:
Class A Shares (1.14 billion shares of common stock authorized, $.001 par value)	544,458,048
Class B Shares (500 million shares of common stock authorized, $.001 par value)	804,138
Class C Shares (600 million shares of common stock authorized, $.001 par value)	226,408,682
Class F Shares (1.2 billion shares of common stock authorized, $.001 par value)	460,401,055
Class F3 Shares (300 million shares of common stock authorized, $.001 par value)	133,171,356
Class I Shares (300 million shares of common stock authorized, $.001 par value)	126,692,318
Class P Shares (160 million shares of common stock authorized, $.001 par value)	3,836,741
Class R2 Shares (300 million shares of common stock authorized, $.001 par value)	1,098,853
Class R3 Shares (300 million shares of common stock authorized, $.001 par value)	18,434,946
Class R4 Shares (300 million shares of common stock authorized, $.001 par value)	1,020,379
Class R5 Shares (300 million shares of common stock authorized, $.001 par value)	3,323,598
Class R6 Shares (300 million shares of common stock authorized, $.001 par value)	8,406,333
Class T Shares (300 million shares of common stock authorized, $.001 par value)	1,247
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.25
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.44
Class B Shares-Net asset value	$8.28
Class C Shares-Net asset value	$8.27
Class F Shares-Net asset value	$8.24
Class F3 Shares-Net asset value	$8.21
Class I Shares-Net asset value	$8.21
Class P Shares-Net asset value	$8.44
Class R2 Shares-Net asset value	$8.25
Class R3 Shares-Net asset value	$8.24
Class R4 Shares-Net asset value	$8.25
Class R5 Shares-Net asset value	$8.21
Class R6 Shares-Net asset value	$8.21
Class T Shares-Net asset value	$8.25
Class T Shares- Maximum offering price (Net asset value plus sales charge of 2.50%)	$8.46

48	See Notes to Financial Statements.

Statement of Operations

For the Year Ended December 31, 2017

Investment income:
Dividends (net of foreign withholding taxes of $484,503)	$17,694,240
Interest and other (net of foreign withholding taxes of $23,031)	517,111,215
Interest earned from Interfund Lending (See Note 11)	364
Total investment income	534,805,819
Expenses:
Management fee	48,980,764
12b-1 distribution plan-Class A	8,629,610
12b-1 distribution plan-Class B	274,382
12b-1 distribution plan-Class C	15,253,253
12b-1 distribution plan-Class F	3,688,004
12b-1 distribution plan-Class P	90,170
12b-1 distribution plan-Class R2	48,539
12b-1 distribution plan-Class R3	690,329
12b-1 distribution plan-Class R4	12,912
12b-1 distribution plan-Class T	11
Shareholder servicing	10,151,599
Fund administration	4,375,365
Registration	893,961
Reports to shareholders	882,116
Directors’ fees	297,752
Professional	252,818
Custody	246,169
Other	207,831
Gross expenses	94,975,585
Expense reductions (See Note 9)	(98,077)
Net expenses	94,877,508
Net investment income	439,928,311
Net realized and unrealized gain (loss):
Net realized gain on investments	436,522,887
Net realized loss on futures contracts	(54,518,102)
Net realized loss on foreign currency exchange contracts	(14,361,900)
Net realized loss on swap contracts	(12,229,026)
Net realized gain on foreign currency related translations	529,610
Net change in unrealized appreciation/depreciation on investments	176,657,254
Net change in unrealized appreciation/depreciation on futures contracts	(15,037,551)
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	(4,546,832)
Net change in unrealized appreciation/depreciation on swap contracts	(8,578,835)
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	338,478
Net realized and unrealized gain	504,775,983
Net Increase in Net Assets Resulting From Operations	$944,704,294

See Notes to Financial Statements.	49

Statements of Changes in Net Assets

INCREASE IN NET ASSETS	For the Year Ended December 31, 2017	For the Year Ended December 31, 2016
Operations:
Net investment income	$439,928,311	$398,946,800
Net realized gain (loss) on investments, futures contracts, swaps and foreign currency related transactions	355,943,469	(55,910,534)
Net change in unrealized appreciation/depreciation on investments, futures contracts, swaps and translation of assets and liabilities denominated in foreign currencies	148,832,514	683,283,309
Net increase in net assets resulting from operations	944,704,294	1,026,319,575
Distributions to shareholders from:
Net investment income
Class A	(184,374,395)	(202,958,531)
Class B	(977,132)	(2,669,102)
Class C	(67,580,567)	(78,131,329)
Class F	(159,926,082)	(100,963,267)
Class F3	(10,003,243)	–
Class I	(25,599,464)	(22,510,046)
Class P	(1,527,044)	(1,680,830)
Class R2	(312,078)	(192,330)
Class R3	(5,531,805)	(5,148,892)
Class R4	(216,101)	(38,962)
Class R5	(1,049,883)	(4,507)
Class R6	(1,694,324)	(632,947)
Class T	(176)	–
Net realized gain
Class A	(26,458,647)	–
Class B	(51,870)	–
Class C	(11,005,284)	–
Class F	(22,051,309)	–
Class F3	(6,346,697)	–
Class I	(6,121,173)	–
Class P	(191,247)	–
Class R2	(53,760)	–
Class R3	(903,813)	–
Class R4	(47,734)	–
Class R5	(160,277)	–
Class R6	(386,320)	–
Class T	(61)	–
Total distributions to shareholders	(532,570,486)	(414,930,743)
Capital share transactions (Net of share conversions)(See Note 14):
Net proceeds from sales of shares	6,456,007,068	2,510,035,667
Reinvestment of distributions	464,691,431	356,631,746
Cost of shares reacquired	(4,192,283,810)	(2,604,289,141)
Net increase in net assets resulting from capital share transactions	2,728,414,689	262,378,272
Net increase in net assets	3,140,548,497	873,767,104
NET ASSETS:
Beginning of year	$9,455,090,926	$8,581,323,822
End of year	$12,595,639,423	$9,455,090,926
Undistributed net investment income	$20,828,060	$22,184,610

50	See Notes to Financial Statements.

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Financial Highlights

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net Investment income	Net realized gain	Total distri- butions
Class A
12/31/2017	$7.93	$0.33	$ 0.39	$ 0.72	$(0.35)	$(0.05)	$(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (c)	0.37	(0.39)	(0.20)	(0.59)
12/31/2013	8.14	0.42	0.19	0.61	(0.43)	(0.17)	(0.60)

Class B
12/31/2017	7.96	0.28	0.37	0.65	(0.28)	(0.05)	(0.33)
12/31/2016	7.43	0.29	0.54	0.83	(0.30)	–	(0.30)
12/31/2015	7.95	0.26	(0.43)	(0.17)	(0.29)	(0.06)	(0.35)
12/31/2014	8.18	0.31	(0.01)	0.30	(0.33)	(0.20)	(0.53)
12/31/2013	8.17	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)

Class C
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (c)	0.32	(0.34)	(0.20)	(0.54)
12/31/2013	8.16	0.37	0.19	0.56	(0.38)	(0.17)	(0.55)

Class F
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.13	0.44	0.19	0.63	(0.45)	(0.17)	(0.62)

Class F3
4/4/2017 to 12/31/2017(d)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)

Class I
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (c)	0.38	(0.40)	(0.20)	(0.60)
12/31/2013	8.10	0.45	0.19	0.64	(0.46)	(0.17)	(0.63)

Class P
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)
12/31/2013	8.31	0.44	0.20	0.64	(0.45)	(0.17)	(0.62)

52	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.25	9.21	0.81		4.10		$4,491,809	113
7.93	12.35	0.81		4.57		4,263,801	119
7.40	(1.74)	0.82		4.10		4,183,669	119
7.93	4.51	0.86		4.50		4,524,711	88
8.15	7.78	0.96		5.16		4,784,258	43

8.28	8.32	1.61		3.43		6,658	113
7.96	11.44	1.62		3.79		51,642	119
7.43	(2.38)	1.62		3.31		80,073	119
7.95	3.61	1.62		3.78		126,256	88
8.18	7.08	1.61		4.53		166,433	43

8.27	8.52	1.43		3.49		1,872,830	113
7.95	11.63	1.44		3.95		1,892,905	119
7.42	(2.35)	1.46		3.48		1,882,589	119
7.95	3.85	1.50		3.86		2,082,896	88
8.17	7.08	1.61		4.52		1,986,431	43

8.24	9.32	0.71		4.16		3,793,021	113
7.92	12.46	0.71		4.65		2,607,811	119
7.39	(1.53)	0.72		4.20		1,893,642	119
7.91	4.53	0.72		4.59		1,817,781	88
8.14	8.05	0.71		5.40		1,118,411	43

8.21	6.55 (e)	0.53	(f)	4.06	(f)	1,093,748	113

8.21	9.44	0.61		4.25		1,039,534	113
7.89	12.62	0.61		4.77		450,661	119
7.36	(1.59)	0.62		4.28		382,854	119
7.89	4.76	0.62		4.68		393,851	88
8.11	8.16	0.61		5.48		345,614	43

8.44	9.18	0.86		4.07		32,370	113
8.11	12.27	0.87		4.53		36,825	119
7.57	(1.66)	0.87		4.06		35,632	119
8.10	4.39	0.87		4.51		44,078	88
8.33	7.92	0.91		5.23		79,051	43

See Notes to Financial Statements.	53

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment operations:			Distributions to shareholders from:

	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
12/31/2017	$7.93	$0.30	$ 0.39	$ 0.69	$(0.32)	$(0.05)	$(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (c)	0.34	(0.36)	(0.20)	(0.56)
12/31/2013	8.14	0.40	0.19	0.59	(0.41)	(0.17)	(0.58)

Class R3
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)
12/31/2013	8.13	0.41	0.19	0.60	(0.42)	(0.17)	(0.59)

Class R4
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(g)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(g)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(g)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

Class T
7/28/2017 to 12/31/2017(h)	8.21	0.14	0.09	0.23	(0.14)	(0.05)	(0.19)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for classes A, B,C and T does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Amount less than $0.01.
(d)	Commenced on April 4, 2017.
(e)	Not annualized.
(f)	Annualized.
(g)	Commenced on June 30, 2015.
(h)	Commenced on July 28, 2017.

54	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.25	8.78		1.21		3.68		$9,066	113
7.93	11.91		1.21		4.05		5,324	119
7.40	(2.13)		1.22		3.71		4,075	119
7.93	4.15		1.22		4.13		4,557	88
8.15	7.52		1.21		4.92		3,442	43

8.24	8.90		1.10		3.80		151,842	113
7.92	12.03		1.11		4.19		128,317	119
7.39	(1.91)		1.12		3.82		107,581	119
7.91	4.13		1.10		4.24		111,368	88
8.14	7.63		1.11		5.01		85,119	43

8.25	9.16		0.86		3.98		8,420	113
7.93	12.29		0.86		4.40		2,072	119
7.40	(4.59	)(e)	0.87	(f)	4.27	(f)	207	119

8.21	9.46		0.61		4.29		27,302	113
7.86	12.62		0.61		2.70		386	119
7.36	(4.50	)(e)	0.62	(f)	4.39	(f)	10	119

8.21	9.54		0.52		4.31		69,028	113
7.89	12.56		0.53		4.83		15,346	119
7.37	(4.36	)(e)	0.54	(f)	4.49	(f)	10,994	119

8.25	2.85	(e)	0.74	(f)	3.94	(f)	10	113

See Notes to Financial Statements.	55

Notes to Financial Statements

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has thirteen active classes of shares: Class A, B, C, F, F3, I, P, R2, R3, R4, R5, R6 and T, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A and T shares. There is no front-end sales charge in the case of Class B, C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. The Fund no longer issues Class B shares for purchase. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus. Class F3 shares commenced on April 4, 2017 and Class T shares commenced on July 28, 2017.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic

Notes to Financial Statements (continued)

data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2014 through December 31, 2017. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2, R3, R4 and T shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

Notes to Financial Statements (continued)

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies in the Fund’s Statement of Operations. The resultant exchange gains upon settlement of such transactions are included in Net realized gain on foreign currency related transactions in the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts in the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized loss on foreign currency exchange contracts in the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection, are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return

Notes to Financial Statements (continued)

swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into

Notes to Financial Statements (continued)

bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments, if any, on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of December 31, 2017, the Fund had the following unfunded loan commitments:

Security Name
Itron, Inc. Bridge Term Loan	$11,812,000
Centene Corporation Bridge Term Loan	34,160,000
Total	$45,972,000

(o)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk—for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of December 31, 2017 and, if applicable, Level 1/Level 2 transfers and Level 3 rollforwards for the fiscal year then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Financial Statements (continued)

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the fiscal year ended December 31, 2017, the effective management fee was at an annualized rate of .44% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2, R3, R4 and T shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class B	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4	Class T
Service	.15%	.25%	.25%	–	.25%	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.75%	.10%	.20%	.35%	.25%	–	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the fiscal year ended December 31, 2017:

Distributor	Dealers’
Commissions	Concessions
$624,266	$4,073,778

Distributor received CDSCs of $84,199 and $126,102 for Class A and Class C shares, respectively, for the fiscal year ended December 31, 2017.

Two Directors and certain of the Fund’s officers have an interest in Lord Abbett.

Notes to Financial Statements (continued)

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the fiscal years ended December 31, 2017 and December 31, 2016 were as follows:

	Year Ended	Year Ended
	12/31/2017	12/31/2016
Distributions paid from:
Ordinary income	$532,570,486	$414,930,743
Total distributions paid	$532,570,486	$414,930,743

As of December 31, 2017, the components of accumulated gains on a tax-basis were as follows:

Undistributed ordinary income – net	$88,955,801
Total undistributed earnings	88,955,801
Temporary differences	(1,865,091)
Unrealized gains – net	455,610,770
Total accumulated gains – net	$542,701,480

As of December 31, 2017, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$12,191,518,303
Gross unrealized gain	621,489,357
Gross unrealized loss	(165,894,346)
Net unrealized security gain	$455,595,011

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of amortization of premium, certain securities, futures, swaps, forward currency contracts, and wash sales.

Permanent items identified during the fiscal year ended December 31, 2017 have been reclassified among the components of net assets based on their tax basis treatment as follows:

Notes to Financial Statements (continued)

Undistributed	Accumulated
Net Investment	Net Realized
Income	Gain
$17,507,433	$(17,507,433)

The permanent differences are attributable to the tax treatment of premium amortization, certain securities, certain distributions, principal paydown gains and losses, and foreign currency transactions.

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the fiscal year ended December 31, 2017 were as follows:

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government
Purchases	Purchases	Sales	Sales
$2,223,957,580	$12,241,305,339	$1,945,740,964	$10,084,921,094

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the fiscal year ended December 31, 2017 the Fund engaged in cross-trades purchases of $24,220,934 and sales of $163,676,727, which resulted in net realized gains of $8,237,111.

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the fiscal year ended December 31, 2017 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the fiscal year ended December 31, 2017 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the fiscal year ended December 31, 2017 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The

Notes to Financial Statements (continued)

Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract.

As of December 31, 2017, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Foreign
Currency
Asset Derivatives	Contracts
Forward Foreign Currency Exchange Contracts(1)	$760,123
Futures Contracts(2)	$7,915,389

Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	$12,539,115
Forward Foreign Currency Exchange Contracts(4)	$4,256,525
Futures Contracts(2)	$12,256,112

(1)	Statements of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statements of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statements of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Transactions in derivative instruments for the fiscal year ended December 31, 2017, were as follows:

		Foreign
	Interest Rate	Currency	Credit
	Contracts	Contracts	Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	$(12,229,026)
Forward Foreign Currency Exchange Contracts(2)	–	$(14,361,900)	–
Futures Contracts(3)	$(54,518,102)	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	$(8,578,835)
Forward Foreign Currency Exchange Contracts(5)	–	$(4,546,832)	–
Futures Contracts(6)	$(15,037,551)	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	$562,630,079
Forward Foreign Currency Exchange Contracts(7)	–	$266,695,931	–
Futures Contracts(8)	27,014	–	–

*	Calculated based on the number of contracts or notional amounts for the fiscal year ended December 31, 2017.
(1)	Statements of Operations location: Net realized loss on swap contracts.
(2)	Statements of Operations location: Net realized loss on foreign currency related transactions.
(3)	Statements of Operations location: Net realized loss on futures contracts.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statements of Operations location: Net change in unrealized appreciation/depreciation on foreign currency related transactions.
(6)	Statements of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

Notes to Financial Statements (continued)

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the statement of assets and liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the statement of assets and liabilities across transactions between the Fund and the applicable counterparty:

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Assets	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$760,123	$–	$760,123
Repurchase Agreement	418,128,618	–	418,128,618
Total	$418,888,741	$–	$418,888,741

	Net Amounts
	of Assets	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Received(a)	Received(a)	Amount(b)
Barclays Bank plc	$226,564	$(226,564)	$–	$–	$–
Deutsche Bank AG	132,118	–	–	–	132,118
Fixed Income Clearing Corp.	418,128,618	–	–	(418,128,618)	–
J.P. Morgan Chase	153,038	(153,038)	–	–	–
Standard Chartered Bank	54,987	–	–	–	54,987
State Street Bank and Trust	149,512	(149,512)	–	–	–
UBS AG	43,904	–	–	–	43,904
Total	$418,888,741	$(529,114)	$–	$(418,128,618)	$231,009

		Gross Amounts	Net Amounts of
		Offset in the	Liabilities Presented
	Gross Amounts of	Statement of Assets	in the Statement of
Description	Recognized Liabilities	and Liabilities	Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$4,256,525	$–	$4,256,525
Total	$4,256,525	$–	$4,256,525

Notes to Financial Statements (continued)

	Net Amounts
	of Liabilities	Amounts Not Offset in the
	Presented in	Statement of Assets and Liabilities
	the Statement		Cash	Securities
	of Assets and	Financial	Collateral	Collateral	Net
Counterparty	Liabilities	Instruments	Pledged(a)	Pledged(a)	Amount(c)
Barclays Bank plc	$653,310	$(226,564)	$(10,000)	$–	$416,746
Goldman Sachs	26,698	–	–	–	26,698
J.P. Morgan Chase	258,202	(153,038)	(105,164)	–	–
State Street Bank and Trust	3,318,315	(149,512)	(2,320,000)	–	848,803
Total	$4,256,525	$(529,114)	$(2,435,164)	$–	$1,292,247

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of December 31, 2017.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of December 31, 2017.

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and two Directors, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

Effective August 28, 2017, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) entered into an amended syndicated line of credit facility with various lenders for $600 million (the “Facility”), whereas State Street Bank and Trust Company (“SSB”) participates as a lender and as agent for the lenders. The Facility is to be used for temporary or emergency purposes as an additional source of liquidity to satisfy redemptions. The Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, or $350 million, based on past borrowings and likelihood of future borrowings.

Prior to August 28, 2017, the Fund and certain other funds managed by Lord Abbett participated in a $550 million syndicated line of credit facility, based on the same terms as described above.

During the fiscal year ended December 31, 2017, the Fund did not utilize the Facility.

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by

Notes to Financial Statements (continued)

Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Funds to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the fiscal year ended December 31, 2017, the Fund participated as a lender in the Interfund Lending Program. The average amount loaned and average interest rate were $15,535,775 and 0.855%, respectively. The Fund earned interest of $364, which is included in the Statement of Operations. There were no interfund loans outstanding as of December 31, 2017.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-related security. In addition, the Fund may invest in non-agency asset backed and mortgage related

Notes to Financial Statements (continued)

securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

Notes to Financial Statements (continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Year Ended December 31, 2017		Year Ended December 31, 2016
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	130,421,720	$1,062,666,423	96,554,562	$734,598,779
Converted from Class B*	5,005,101	40,753,976	2,402,000	18,361,615
Reinvestment of distributions	23,671,425	193,498,676	24,156,544	185,156,217
Shares reacquired	(152,458,116)	(1,239,565,300)	(150,442,185)	(1,152,105,403)
Increase (decrease)	6,640,130	$57,353,775	(27,329,079)	$(213,988,792)

Class B Shares
Shares sold	157,434	$1,272,177	84,284	$643,460
Reinvestment of distributions	109,093	889,855	297,726	2,280,954
Shares reacquired	(966,972)	(7,862,216)	(2,275,205)	(17,467,322)
Converted to Class A*	(4,987,084)	(40,753,976)	(2,392,780)	(18,361,615)
Decrease	(5,687,529)	$(46,454,160)	(4,285,975)	$(32,904,523)

Class C Shares
Shares sold	41,611,419	$340,570,323	30,436,191	$232,954,193
Reinvestment of distributions	8,313,336	68,129,835	8,153,480	62,644,241
Shares reacquired	(61,659,318)	(502,939,276)	(54,095,042)	(414,713,414)
Decrease	(11,734,563)	$(94,239,118)	(15,505,371)	$(119,114,980)

Class F Shares
Shares sold	376,928,985	$3,064,862,711	167,349,652	$1,287,626,045
Reinvestment of distributions	17,965,603	146,757,467	10,622,346	81,513,913
Shares reacquired	(263,911,211)	(2,168,609,611)	(104,714,614)	(792,841,046)
Increase	130,983,377	$1,043,010,567	73,257,384	$576,298,912

Class F3 Shares(a)
Shares sold	134,987,915	$1,110,817,647	–	$–
Reinvestment of distributions	2,005,568	16,481,862	–	–
Shares reacquired	(3,822,127)	(31,457,352)	–	–
Increase	133,171,356	$1,095,842,157	–	$–

Class I Shares
Shares sold	86,548,200	$710,918,084	27,732,816	$205,663,306
Reinvestment of distributions	3,413,127	27,821,715	2,288,416	17,488,859
Shares reacquired	(20,418,964)	(166,070,091)	(24,870,064)	(189,440,579)
Increase	69,542,363	$572,669,708	5,151,168	$33,711,586

Class P Shares
Shares sold	567,197	$4,718,360	607,662	$4,792,801
Reinvestment of distributions	204,932	1,711,749	213,339	1,671,970
Shares reacquired	(1,478,406)	(12,360,600)	(985,660)	(7,677,577)
Decrease	(706,277)	$(5,930,491)	(164,659)	$(1,212,806)

Notes to Financial Statements (concluded)

	Year Ended December 31, 2017		Year Ended December 31, 2016
Class R2 Shares(	Shares	Amount	Shares	Amount
Shares sold	716,109	$5,790,307	311,523	$2,393,708
Reinvestment of distributions	24,247	198,610	10,715	82,262
Shares reacquired	(313,038)	(2,547,617)	(201,119)	(1,514,171)
Increase	427,318	$3,441,300	121,119	$961,799

Class R3 Shares
Shares sold	6,926,590	$56,141,762	4,621,266	$35,400,805
Reinvestment of distributions	784,980	6,408,309	670,499	5,136,424
Shares reacquired	(5,488,388)	(44,396,572)	(3,636,062)	(27,625,886)
Increase	2,223,182	$18,153,499	1,655,703	$12,911,343

Class R4 Shares
Shares sold	931,435	$7,342,108	268,858	$2,113,597
Reinvestment of distributions	19,728	161,790	2,494	19,367
Shares reacquired	(192,083)	(1,554,649)	(37,980)	(300,483)
Increase	759,080	$5,949,249	233,372	$1,832,481

Class R5 Shares
Shares sold	3,759,364	$30,034,372	49,669	$386,617
Reinvestment of distributions	148,299	1,207,888	578	4,507
Shares reacquired	(633,158)	(5,143,854)	(2,452)	(19,220)
Increase	3,274,505	$26,098,406	47,795	$371,904

Class R6 Shares
Shares sold	7,495,631	$60,862,794	447,311	$3,462,356
Reinvestment of distributions	174,435	1,423,439	82,747	633,032
Shares reacquired	(1,208,481)	(9,776,672)	(77,379)	(584,040)
Increase	6,461,585	$52,509,561	452,679	$3,511,348

Class T Shares(b)
Shares sold	1,218	$10,000	–	$–
Reinvestment of distributions	29	236	–	–
Increase	1,247	$10,236	–	$–

*	Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.
(a)	Shares commenced on April 4, 2017.
(b)	Shares commenced on July 28, 2017.

Report of Independent Registered Public Accounting Firm

To the shareholders and Board of Directors of Lord Abbett Bond-Debenture Fund, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”), including the schedule of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the periods presented, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian, brokers and agent banks; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provides a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

New York, New York

February 27, 2018

We have served as the auditor of one or more Lord Abbett Family of Funds’ investment companies since 1932.

Basic Information About Management

The Board is responsible for the management of the business and affairs of the Fund in accordance with the laws of the State of Maryland. The Board elects officers who are responsible for the day-to-day operations of the Fund and who execute policies authorized by the Board. The Board also approves an investment adviser to the Fund and continues to monitor the cost and quality of the services the investment adviser provides, and annually considers whether to renew the contract with the adviser. Generally, each Director holds office until his/her successor is elected and qualified or until his/her earlier resignation or removal, as provided in the Fund’s organizational documents.

Lord Abbett, a Delaware limited liability company, is the Fund’s investment adviser. Designated Lord Abbett personnel are responsible for the day-to-day management of the Fund.

Interested Directors

Ms. Foster and Mr. Sieg are affiliated with Lord Abbett and are “interested persons” of the Fund as defined in the Act. Ms. Foster and Mr. Sieg are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series. Ms. Foster is an officer of the Lord Abbett Family of Funds.

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Daria L. Foster(1) Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1954)	Director and President since 2006; Chief Executive Officer since 2012	Principal Occupation: Managing Partner of Lord Abbett, joined Lord Abbett in 1990. Other Directorships: None.

Douglas B. Sieg(1) Lord, Abbett & Co. LLC 90 Hudson Street Jersey City, NJ 07302 (1969)	Director since 2016	Principal Occupation: Partner (since 2001) and Head of Client Services (since 2013), formerly Director of Marketing and Relationship Management, joined Lord Abbett in 1994. Other Directorships: None.

Independent Directors

The following Independent Directors also are directors/trustees of each of the 12 investment companies in the Lord Abbett Family of Funds, which consist of 61 portfolios or series.

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Fund	During the Past Five Years
Eric C. Fast Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1949)	Director since 2014	Principal Occupation: Chief Executive Officer of Crane Co., an industrial products company (2001–2014).

Other Directorships: Currently serves as director of Automatic Data Processing, Inc. (since 2007) and Regions Financial Corporation (since 2010). Previously served as a director of Crane Co. (1999–2014).

(1)	Daria L. Foster, Managing Partner of Lord Abbett, a member of the Board, and the Chief Executive Officer and President of the Lord Abbett Family of Funds, will retire from her positions with Lord Abbett and the Lord Abbett Family of Funds effective March 31, 2018. Douglas B. Sieg, Partner and head of Client Services at Lord Abbett, and a member of the Board, will succeed Ms. Foster effective April 1, 2018.

Basic Information About Management (continued)

Name, Address and Year of Birth	Current Position and Length of Service with the Fund	Principal Occupation and Other Directorships During the Past Five Years
Evelyn E. Guernsey Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1955)	Director since 2011	Principal Occupation: CEO, Americas of J.P. Morgan Asset Management (2004–2010). Other Directorships: None.

Julie A. Hill Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1946)	Director since 2004

Principal Occupation: Owner and CEO of The Hill Company, a business consulting firm (since 1998).

Other Directorships: Currently serves as director of Anthem, Inc., a health benefits company (since 1994).

Franklin W. Hobbs Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2000

Principal Occupation: President and CEO of Ribbon Communications (since 2017) and Advisor of One Equity Partners, a private equity firm (since 2004).

Other Directorships: Currently serves as director of Ribbon Communications (since 2017), director and Chairman of the Board of Ally Financial Inc., a financial services firm (since 2009), and as director of Molson Coors Brewing Company (since 2002).

Kathleen M. Lutito Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1963)	Director since 2017	Principal Occupation: President and Chief Investment Officer of CenturyLink Investment Management Company (since 2006). Other Directorships: None

James M. McTaggart Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2012	Principal Occupation: Independent management advisor and consultant (since 2012); Vice President, CRA International, Inc. (doing business as Charles River Associates), a global management consulting firm (2009–2012); Founder and Chairman of Marakon Associates, Inc., a strategy consulting firm (1978–2009); and Officer and Director of Trinsum Group, a holding company (2007–2009).

Other Directorships: Blyth, Inc., a home products company (2004–2015).

Karla M. Rabusch Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2017	Principal Occupation: President and Director of Wells Fargo Funds Management, LLC (2003–2017); President of Wells Fargo Funds (2003–2016). Other Directorships: None.

Mark A. Schmid Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1959)	Director since 2016	Principal Occupation: Vice President and Chief Investment Officer of the University of Chicago (since 2009). Other Directorships: None.

Basic Information About Management (continued)

Current Position and
Name, Address and	Length of Service	Principal Occupation and Other Directorships
Year of Birth	with the Fund	During the Past Five Years
James L.L. Tullis Lord, Abbett & Co. LLC c/o Legal Dept. 90 Hudson Street Jersey City, NJ 07302 (1947)	Director since 2006; Chairman since 2017	Principal Occupation: CEO of Tullis-Dickerson and Co. Inc., a venture capital management firm (since 1990); CEO of Tullis Health Investors Inc. (since 2012).

Other Directorships: Currently serves as director of Crane Co. (since 1998).

Officers

None of the officers listed below have received compensation from the Fund. All of the officers of the Fund also may be officers of the other Lord Abbett Funds and maintain offices at 90 Hudson Street, Jersey City, NJ 07302. Unless otherwise indicated, the position(s) and title(s) listed under the “Principal Occupation During the Past Five Years” column indicate each officer’s position(s) and title(s) with Lord Abbett. Each officer serves for an indefinite term (i.e., until his or her death, resignation, retirement, or removal).

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Daria L. Foster (1954)	President and Chief Executive Officer	Elected as President in 2006 and Chief	Managing Partner of Lord Abbett, joined Lord Abbett Executive Officer in in 1990. 2012

Robert A. Lee (1969)	Executive Vice President	Elected in 2013	Partner and Chief Investment Officer, and was formerly Deputy Chief Investment Officer and Director of Taxable Fixed Income, joined Lord Abbett in 1997.

Steven F. Rocco (1979)	Executive Vice President	Elected in 2014	Partner and Portfolio Manager, joined Lord Abbett in 2004.

Brooke A. Fapohunda (1975)	Vice President and Assistant Secretary	Elected in 2014	Partner and Deputy General Counsel, joined Lord Abbett in 2006.

John K. Forst (1960)	Vice President and Assistant Secretary	Elected in 2005	Partner and Deputy General Counsel, joined Lord Abbett in 2004.

Bernard J. Grzelak (1971)	Chief Financial Officer and Vice President	Elected in 2017	Partner and Chief Operations Officer, and was formerly Director of Fund Administration, joined Lord Abbett in 2003.

Lawrence H. Kaplan (1957)	Vice President and Secretary	Elected in 1997	Partner and General Counsel, joined Lord Abbett in 1997.

Basic Information About Management (concluded)

Name and Year of Birth	Current Position with the Fund	Length of Service of Current Position	Principal Occupation During the Past Five Years
Linda Y. Kim (1980)	Vice President and Assistant Secretary	Elected in 2016	Counsel, joined Lord Abbett in 2015 and was formerly an Associate at Stroock & Stroock & Lavan LLP (2007–2015).

Joseph M. McGill (1962)	Chief Compliance Officer	Elected in 2014	Partner and Chief Compliance Officer, joined Lord Abbett in 2014 and was formerly Managing Director and the Chief Compliance Officer at UBS Global Asset Management (2003–2013).

A. Edward Oberhaus, III (1959)	Vice President	Elected in 1996	Partner and Director, joined Lord Abbett in 1983.

Andrew H. O’Brien (1973)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 1998.

Lawrence B. Stoller (1963)	Vice President and Assistant Secretary	Elected in 2007	Partner and Senior Deputy General Counsel, joined Lord Abbett in 2007.

Leah G. Traub (1979)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2007.

Kewjin Yuoh (1971)	Vice President	Elected in 2016	Partner and Portfolio Manager, joined Lord Abbett in 2010.

Scott S. Wallner (1955)	AML Compliance Officer	Elected in 2011	Assistant General Counsel, joined Lord Abbett in 2004.

Christian J. Kelly (1975)	Treasurer	Elected in 2017	Director of Fund Administration, joined Lord Abbett in 2009.

Please call 888-522-2388 for a copy of the statement of additional information, which contains further information about the Fund’s Directors. It is available free upon request.

Approval of Advisory Contract

The Board, including all of the Directors who are not “interested persons” of the Fund or of Lord Abbett, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), annually considers whether to approve the continuation of the existing management agreement between the Fund and Lord Abbett (the “Agreement”). In connection with its most recent approval, the Board reviewed materials relating specifically to the Agreement, as well as numerous materials received throughout the course of the year, including information about the Fund’s investment performance compared to the performance of appropriate benchmarks. Before making its decision as to the Fund, the Board had the opportunity to ask questions and request further information, taking into account its familiarity with Lord Abbett gained through its meetings and discussions. These meetings and discussions included reviews of Fund performance conducted by members of the Contract Committee, the deliberations of the Contract Committee, and discussions between the Contract Committee and Lord Abbett’s management. The Independent Directors also met with their independent legal counsel in various private sessions at which no representatives of management were present.

The materials received by the Board included, but were not limited to: (1) information provided by Morningstar, Inc. (“Morningstar”) regarding the investment performance of the Fund compared to the investment performance of certain funds with similar investment styles as determined by Morningstar, based, in part, on the Fund’s Morningstar category (the “performance peer group”), and the investment performance of two appropriate benchmarks; (2) information provided by Morningstar regarding the expense ratios, contractual and actual management fee rates, and other expense components for the Fund and certain funds in the same Morningstar category, with generally the same or similar share classes and operational characteristics, including asset size (the “expense peer group”); (3) certain supplemental investment performance information provided by Lord Abbett; (4) information provided by Lord Abbett on the expense ratios, management fee rates, and other expense components for the Fund; (5) sales and redemption information for the Fund; (6) information regarding Lord Abbett’s financial condition; (7) an analysis of the relative profitability of the Agreement to Lord Abbett; (8) information provided by Lord Abbett regarding the investment management fee schedules for Lord Abbett’s other advisory clients maintaining accounts with a similar investment strategy as the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to the Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all applicable legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest that may result from being engaged in other lines of business. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to the Fund and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other. After reviewing these and related factors, the Board concluded that the Fund was likely to continue to benefit from the nature, extent and quality of the investment services provided by Lord Abbett under the Agreement.

Investment Performance. The Board reviewed the Fund’s investment performance in relation to that of the performance peer group and two appropriate benchmarks as of various periods ended August 31, 2017. The Board observed that the Fund’s investment performance was above the median of the performance peer group for the one-, three-, five-, and ten-year periods. The Board

Approval of Advisory Contract (continued)

further considered Lord Abbett’s performance and reputation generally, the performance of other Lord Abbett-managed funds overseen by the Board, and the willingness of Lord Abbett to take steps intended to improve performance when necessary. After reviewing these and related factors, the Board concluded that the Fund’s investment performance was reasonable and supported the continuation of the Agreement.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to the Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and the nature and extent of Lord Abbett’s supervision of third party service providers, including the Fund’s transfer agent and custodian.

Expenses. The Board considered the expense level of the Fund and the expense levels of the expense peer group. It also considered how the expense level of the Fund related to those of the expense peer group and the amount and nature of the fees paid by shareholders. The Board observed that the net total expense ratio of the Fund was below the median of the expense peer group. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that the expense level of the Fund was reasonable and supported the continuation of the Agreement.

Profitability. The Board considered the level of Lord Abbett’s operating margin in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. It considered whether the Fund was profitable to Lord Abbett in connection with the Fund’s operation, including the fee that Lord Abbett receives from the Fund for providing administrative services to the Fund. The Board also considered the profits realized from other business segments of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins excluding Lord Abbett’s marketing and distribution expenses. The Board also considered Lord Abbett’s profit margins, without those exclusions, in comparison with available industry data and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s overall profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. After reviewing these and related factors, the Board concluded, within the context of its overall approval of the Agreement, that Lord Abbett’s profitability with respect to the Fund was not excessive.

Economies of Scale. The Board considered the extent to which there had been economies of scale in managing the Fund, whether the Fund’s shareholders had appropriately benefited from such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that the existing management fee schedule, with its breakpoints in the level of the management fee, adequately addressed any economies of scale in managing the Fund.

Other Benefits to Lord Abbett. The Board considered the amount and nature of the fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible

Approval of Advisory Contract (concluded)

benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees it receives, and receives a portion of the sales charges on sales and redemptions of some classes of shares of the Lord Abbett Funds. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectus of the Fund, has entered into revenue sharing arrangements with certain entities that distribute shares of the Fund. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. The Board considered whether, instead of approving continuation of the Agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the Agreement was in the best interests of the Fund and its shareholders and voted unanimously to approve the continuation of the Agreement. In considering whether to approve the continuation of the Agreement, the Board did not identify any single factor as paramount or controlling. Individual Directors may have evaluated the information presented differently from one another, giving different weights to various factors. This summary does not discuss in detail all matters considered.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330).

Tax Information

3% of the ordinary income distributions paid by the Fund during the year ended December 31, 2017 is qualified dividend income. For corporate shareholders, 3% of the Fund’s ordinary income distributions qualified for the dividend received deduction.

Additionally, of the distribution paid to the shareholders during the year ended December 31, 2017, $73,778,192 represents short- term capital gains.

For foreign shareholders, 99% of the net investment income distributions paid by the Fund during the year ended December 31, 2017 represents interest-related dividends.

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This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-2 (2/18)

Item 2:		Code of Ethics.

	(a)	In accordance with applicable requirements, the Registrant adopted a Sarbanes-Oxley Code of Ethics on June 19, 2003 that applies to the principal executive officer and senior financial officers of the Registrant (“Code of Ethics”). The Code of Ethics was in effect during the fiscal year ended December 31, 2017 (the “Period”).

	(b)	Not applicable.

	(c)	The Registrant has not amended the Code of Ethics as described in Form N-CSR during the Period.

	(d)	The Registrant has not granted any waiver, including an implicit waiver, from a provision of the Code of Ethics as described in Form N-CSR during the Period.

	(e)	Not applicable.

	(f)	See Item 12(a)(1) concerning the filing of the Code of Ethics.

Item 3:		Audit Committee Financial Expert.

The Registrant’s board of directors has determined that each of the following independent directors who are members of the audit committee is an audit committee financial expert: Evelyn E. Guernsey and Mark A. Schmid. Each of these persons is independent within the meaning of the Form N-CSR.

Item 4:		Principal Accountant Fees and Services.

In response to sections (a), (b), (c) and (d) of Item 4, the aggregate fees billed to the Registrant for the fiscal years ended December 31, 2017 and 2016 by the Registrant’s principal accounting firm, Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu and their respective affiliates (collectively, “Deloitte”) were as follows:

	Fiscal year ended:
	2017	2016
Audit Fees {a}	$76,800	$79,400
Audit-Related Fees	- 0 -	- 0 -
Total audit and audit-related fees	76,800	79,400

Tax Fees {b}	12,014	11,984
All Other Fees	- 0 -	- 0 -

Total Fees	$88,814	$91,384

{a} Consists of fees for audits of the Registrant’s annual financial statements.

{b} Fees for the fiscal year ended December 31, 2017 and 2016 consist of fees for preparing the U.S. Income Tax Return for Regulated Investment Companies, New Jersey Corporation Business Tax Return, New Jersey Annual Report Form, U.S. Return of Excise Tax on Undistributed Income of Investment Companies, IRS Forms 1099-MISC and 1096 Annual Summary and Transmittal of U.S. Information Returns.

(e) (1) Pursuant to Rule 2-01(c) (7) of Regulation S-X, the Registrant’s Audit Committee has adopted pre-approval policies and procedures. Such policies and procedures generally provide that the Audit Committee must pre-approve:

•	any audit, audit-related, tax, and other services to be provided to the Lord Abbett Funds, including the Registrant, and
•	any audit-related, tax, and other services to be provided to the Registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to one or more Funds comprising the Registrant if the engagement relates directly to operations and financial reporting of a Fund, by the independent auditor to assure that the provision of such services does not impair the auditor’s independence.

The Audit Committee has delegated pre-approval authority to its Chairman, subject to a fee limit of $10,000 per event, and not to exceed $25,000 annually. The Chairman will report any pre-approval decisions to the Audit Committee at its next scheduled meeting. Unless a type of service to be provided by the independent auditor has received general pre-approval, it must be pre-approved by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

(e) (2) The Registrant’s Audit Committee has approved 100% of the services described in this Item 4 (b) through (d).

(f) Not applicable.

(g) The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant are shown above in the response to Item 4 (a), (b), (c) and (d) as “All Other Fees”.

The aggregate non-audit fees billed by Deloitte for services rendered to the Registrant’s investment adviser, Lord, Abbett & Co. LLC (“Lord Abbett”), for the fiscal years ended December 31, 2017 and 2016 were:

	Fiscal year ended:
	2017	2016
All Other Fees {a}	$201,416	$95,230

{a} Consist of fees for Independent Services Auditors’ Report on Controls Placed in Operation and Tests of Operating Effectiveness related to Lord Abbett’s Asset Management Services (“SOC-1 Report”).

The aggregate non-audit fees billed by Deloitte for services rendered to entities under the common control of Lord Abbett for the fiscal years ended December 31, 2017 and 2016 were:

	Fiscal year ended:
	2017		2016
All Other Fees	$	- 0 -	$	- 0 -

(h)  The Registrant’s Audit Committee has considered the provision of non-audit services that were rendered to the Registrant’s investment adviser, and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant, that were not pre-approved pursuant to Rule 2-01 (c)(7)(ii) of Regulation S-X and has determined that the provision of such services is compatible with maintaining Deloitte’s independence.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:		Controls and Procedures.

	(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

	(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:		Exhibits.

	(a)(1)	The Lord Abbett Family of Funds Sarbanes Oxley Code of Ethics for the Principal Executive Officer and Senior Financial Officers is attached hereto as part of Ex-99. CODEETH.

	(a)(2)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

	(b)	Certification of each Principal Executive Officer and Principal Financial Officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Daria L. Foster
Daria L. Foster
President and Chief Executive Officer

Date: February 27, 2018

	By:	/s/ Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: February 27, 2018